LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–59.10%
Australia–0.30%
BHP Group Ltd.	68,483	$1,661,613
Brambles Ltd.	19,459	245,830
CSL Ltd.	3,511	552,594
Fortescue Ltd.	53,904	521,738
†IREN Ltd.	28,949	176,299
Macquarie Group Ltd.	3,236	402,709
†=πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	3,852	279,500
Santos Ltd.	95,736	401,176
Steadfast Group Ltd.	73,554	267,458
Transurban Group	56,017	471,813
Woolworths Group Ltd.	52,473	974,284
		5,955,014
Belgium–0.06%
Anheuser-Busch InBev SA	3,877	238,364
KBC Group NV	5,134	467,931
Syensqo SA	120	8,189
UCB SA	2,512	442,274
		1,156,758
Brazil–0.17%
B3 SA - Brasil Bolsa Balcao	629,707	1,345,167
Banco do Brasil SA	150,144	742,504
BB Seguridade Participacoes SA	76,783	542,929
Lojas Renner SA	205,713	443,405
†Magazine Luiza SA	152,716	271,367
		3,345,372
Canada–1.08%
Agnico Eagle Mines Ltd.	6,121	663,163
Algoma Steel Group, Inc.	67,032	363,313
Alimentation Couche-Tard, Inc.	1,436	70,820
Bank of Nova Scotia	12,662	600,346
Barrick Gold Corp.	23,208	450,597
Cameco Corp.	109,376	4,501,916
Canadian National Railway Co.	10,886	1,059,362
Canadian Natural Resources Ltd.	24,177	743,934
Cenovus Energy, Inc.	53,261	740,225
Constellation Software, Inc.	196	620,718
†Eldorado Gold Corp.	8,389	141,103
Franco-Nevada Corp.	6,979	1,097,639
†Lionsgate Studios Corp.	32,652	243,910
†Lululemon Athletica, Inc.	4,275	1,210,082
Power Corp. of Canada	45,329	1,602,682
†Shopify, Inc. Class A	2,682	255,145
Suncor Energy, Inc.	86,745	3,358,765
TC Energy Corp.	39,721	1,875,848
Thomson Reuters Corp.	9,308	1,606,237
		21,205,805
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.00%
Wom New Holdco	399	$311
		311
China–1.43%
Alibaba Group Holding Ltd.	264	4,368
Alibaba Group Holding Ltd. ADR	12,334	1,630,925
†Baidu, Inc. ADR	2,703	248,757
Belimo Holding AG	578	356,345
BYD Co. Ltd. Class H	227,586	11,524,163
China Tower Corp. Ltd. Class H	121,700	163,936
Contemporary Amperex Technology Co. Ltd. Class A	88,977	3,114,215
Eastroc Beverage Group Co. Ltd. Class A	19,000	652,769
Great Wall Motor Co. Ltd. Class A	350,127	1,262,097
Great Wall Motor Co. Ltd. Class H	204,000	357,762
Haidilao International Holding Ltd.	111,000	250,345
JD.com, Inc. Class A	22,750	468,003
Lenovo Group Ltd.	94,000	127,742
NetEase, Inc.	68,200	1,401,006
Nongfu Spring Co. Ltd. Class H	128,980	559,526
†PDD Holdings, Inc. ADR	36	4,261
Tencent Holdings Ltd.	79,530	5,081,641
Trip.com Group Ltd. ADR	32	2,035
Weichai Power Co. Ltd. Class H	254,000	534,961
†Xiaomi Corp. Class B	53,400	337,901
		28,082,758
Colombia–0.00%
Bancolombia SA ADR	1,920	77,184
		77,184
Czech Republic–0.01%
Komercni Banka AS	1,843	89,349
Moneta Money Bank AS	11,362	72,063
		161,412
Denmark–0.65%
AP Moller - Maersk AS Class B	112	194,928
Carlsberg AS Class B	3,037	384,416
DSV AS	26,353	5,096,171
†Genmab AS	1,726	336,260
Novo Nordisk AS Class B	94,116	6,435,492
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Novonesis (Novozymes) B Class B	4,977	$289,793
		12,737,060
Faeroe Islands–0.05%
†Vestas Wind Systems AS	65,366	904,306
		904,306
Finland–0.05%
Elisa OYJ	7,177	349,843
Kone OYJ Class B	8,009	441,902
Sampo OYJ Class A	19,390	185,817
		977,562
France–2.47%
Accor SA	73,823	3,366,715
AXA SA	13,957	596,323
BNP Paribas SA	7,153	597,843
Bouygues SA	17,914	706,175
Carrefour SA	45,363	648,777
Cie de Saint-Gobain SA	77,425	7,712,827
Dassault Systemes SE	30,791	1,172,296
Edenred SE	18,137	589,388
Eiffage SA	6,391	744,096
EssilorLuxottica SA	25,242	7,273,948
FDJ UNITED	3,248	102,202
Hermes International SCA	3,608	9,493,074
L'Oreal SA	1,239	460,527
LVMH Moet Hennessy Louis Vuitton SE	12,367	7,658,613
Orange SA	60,771	787,236
Sanofi SA	52,204	5,780,122
Schneider Electric SE	1,178	271,936
Sodexo SA	6,827	438,493
Vivendi SE	95,557	286,450
		48,687,041
Germany–0.43%
Allianz SE	2,526	966,724
Commerzbank AG	29,409	673,024
Evonik Industries AG	31,104	674,303
Fresenius Medical Care AG	4,209	209,440
Heidelberg Materials AG	2,902	500,240
Merck KGaA	5,354	736,763
MTU Aero Engines AG	2,770	962,499
†Northern Data AG	5,262	137,660
Rational AG	430	358,257
Rheinmetall AG	2	2,862
RWE AG	55,814	1,992,812
†Siemens Energy AG	9,336	553,456
Symrise AG	7,698	798,082
		8,566,122
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.01%
Athens International Airport SA	12,548	$123,544
OPAP SA	3,179	63,154
		186,698
Hong Kong–0.21%
AIA Group Ltd.	369,095	2,794,000
†NagaCorp Ltd.	118,000	51,733
Orient Overseas International Ltd.	19,500	288,653
Prudential PLC	70,768	763,659
Techtronic Industries Co. Ltd.	13,500	161,788
		4,059,833
Hungary–0.01%
OTP Bank Nyrt	3,553	239,053
		239,053
India–0.11%
Axis Bank Ltd.	2,775	35,596
Eicher Motors Ltd.	1,264	78,853
GAIL India Ltd.	25,747	54,856
Hindustan Aeronautics Ltd.	5,635	273,806
Hindustan Petroleum Corp. Ltd.	8,172	34,207
ICICI Bank Ltd.	2,620	41,181
Infosys Ltd.	15,484	283,722
JSW Energy Ltd.	4,489	28,138
Kotak Mahindra Bank Ltd.	18,082	457,758
Tata Consultancy Services Ltd.	18,945	796,951
		2,085,068
Indonesia–0.04%
Astra International Tbk. PT	458,000	135,545
Bank Central Asia Tbk. PT	169,424	86,963
†Bank Mandiri Persero Tbk. PT	573,200	177,942
Bank Syariah Indonesia Tbk. PT	336,363	47,138
Ciputra Development Tbk. PT	1,796,500	80,777
Mitra Adiperkasa Tbk. PT	862,700	70,126
Telkom Indonesia Persero Tbk. PT	949,400	137,881
		736,372
Ireland–1.08%
Accenture PLC Class A	1,502	468,684
Experian PLC	31,268	1,448,811
†Flutter Entertainment PLC	14,150	3,135,264
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
†James Hardie Industries PLC CDI	18,561	$442,945
Kingspan Group PLC	9,433	761,981
Medtronic PLC	66,500	5,975,690
Trane Technologies PLC	26,895	9,061,463
		21,294,838
Israel–0.28%
†CyberArk Software Ltd.	16,060	5,428,280
		5,428,280
Italy–1.22%
BPER Banca SpA	123,749	971,391
Ferrari NV	4,454	1,902,127
FinecoBank Banca Fineco SpA	7,734	153,184
Intesa Sanpaolo SpA	1,883,570	9,707,288
Prysmian SpA	29,699	1,634,840
UniCredit SpA	171,239	9,612,002
		23,980,832
Japan–1.71%
Asahi Intecc Co. Ltd.	22,800	368,303
Canon, Inc.	12,300	383,553
Chugai Pharmaceutical Co. Ltd.	7,700	352,749
Dai-ichi Life Holdings, Inc.	106,800	815,474
Daiichi Sankyo Co. Ltd.	87,273	2,078,308
Daikin Industries Ltd.	18,695	2,028,755
Daiwa Securities Group, Inc.	34,000	228,930
Ebara Corp.	22,700	345,507
FANUC Corp.	14,045	382,666
Fast Retailing Co. Ltd.	1,100	327,460
FUJIFILM Holdings Corp.	62,483	1,197,110
GMO Payment Gateway, Inc.	7,300	388,425
Hoya Corp.	5,200	586,864
Isetan Mitsukoshi Holdings Ltd.	29,300	424,907
Ito En Ltd.	34	725
J Front Retailing Co. Ltd.	18,000	223,513
Japan Exchange Group, Inc.	35,700	367,386
Japan Post Bank Co. Ltd.	23,000	233,532
Kakaku.com, Inc.	14,600	209,107
Kansai Paint Co. Ltd.	13,871	198,294
Kawasaki Kisen Kaisha Ltd.	50,400	685,056
KDDI Corp.	23,800	375,937
Keyence Corp.	1,600	629,136
Kuraray Co. Ltd.	24,600	303,133
Kyowa Kirin Co. Ltd.	8,000	116,773
LY Corp.	165,200	559,393
Mazda Motor Corp.	50,700	324,397
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MISUMI Group, Inc.	18,500	$307,927
Mitsubishi Chemical Group Corp.	94,900	468,947
Mitsubishi Corp.	31,100	549,063
Mitsubishi Electric Corp.	72,771	1,342,062
Mitsubishi UFJ Financial Group, Inc.	108,461	1,478,737
Mitsui & Co. Ltd.	36,700	691,913
Mitsui OSK Lines Ltd.	5,000	174,086
MS&AD Insurance Group Holdings, Inc.	19,700	428,432
Murata Manufacturing Co. Ltd.	17,900	276,107
Nexon Co. Ltd.	45,200	619,075
NIDEC Corp.	79,100	1,327,478
Nikon Corp.	30,400	301,909
Nippon Paint Holdings Co. Ltd.	71,856	539,606
Nippon Yusen KK	11,000	363,529
Nissan Chemical Corp.	12,100	360,255
Nomura Holdings, Inc.	51,300	316,106
Nomura Research Institute Ltd.	5,603	182,391
Obayashi Corp.	12,000	160,084
Rakus Co. Ltd.	18,721	252,391
†Rakuten Group, Inc.	63,000	361,429
Rohto Pharmaceutical Co. Ltd.	16,000	239,579
Santen Pharmaceutical Co. Ltd.	24,363	232,034
Shimizu Corp.	37,600	334,659
Socionext, Inc.	83,200	1,010,269
Sojitz Corp.	15,900	350,440
Sumitomo Mitsui Financial Group, Inc.	40,700	1,046,585
Suzuki Motor Corp.	74,200	910,814
TDK Corp.	16,000	167,665
Tokio Marine Holdings, Inc.	41,100	1,598,905
Tokyo Electron Ltd.	3,400	466,251
Toyota Motor Corp.	26,600	470,216
Toyota Tsusho Corp.	37,500	631,794
Trend Micro, Inc.	6,956	469,585
Unicharm Corp.	77,600	618,067
Yamaha Motor Co. Ltd.	71,240	570,370
		33,754,153
Jersey–0.01%
†Wizz Air Holdings PLC	6,235	120,315
		120,315
Kazakhstan–0.01%
Halyk Savings Bank of Kazakhstan JSC GDR	3,455	85,166
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kazakhstan (continued)
Kaspi.KZ JSC ADR	2,053	$190,621
		275,787
Luxembourg–0.03%
Tenaris SA	30,696	600,682
		600,682
Macau–0.02%
Wynn Macau Ltd.	596,859	427,681
		427,681
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	47,374
Frontken Corp. Bhd.	118,700	100,292
		147,666
Mexico–0.11%
Cemex SAB de CV	904,191	507,667
Grupo Aeroportuario del Sureste SAB de CV Class B	4,978	136,013
Grupo Financiero Banorte SAB de CV Class O	164,401	1,141,396
Wal-Mart de Mexico SAB de CV	116,436	321,864
		2,106,940
Netherlands–0.86%
†Adyen NV	441	675,963
†Argenx SE	958	565,312
ASML Holding NV	16,800	11,117,788
ING Groep NV	59,081	1,157,473
Koninklijke KPN NV	278,147	1,178,135
Koninklijke Vopak NV	3,702	160,832
NXP Semiconductors NV	3,997	759,670
Prosus NV	16,996	789,619
Stellantis NV	40,123	450,022
		16,854,814
Norway–0.15%
DNB Bank ASA	35,166	925,311
Equinor ASA	35,320	932,756
Kongsberg Gruppen ASA	4,398	644,813
Telenor ASA	30,950	442,244
		2,945,124
Peru–0.05%
Credicorp Ltd.	4,968	924,843
		924,843
Philippines–0.02%
Ayala Land, Inc.	211,300	85,172
Bloomberry Resorts Corp.	351,100	17,916
DigiPlus Interactive Corp.	122,300	77,160
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
International Container Terminal Services, Inc.	11,750	$72,892
Metropolitan Bank & Trust Co.	67,000	85,609
		338,749
Poland–0.05%
LPP SA	50	228,146
Powszechna Kasa Oszczednosci Bank Polski SA	5,486	107,117
Powszechny Zaklad Ubezpieczen SA	52,218	758,665
		1,093,928
Portugal–0.00%
Jeronimo Martins SGPS SA	5,013	106,243
		106,243
Republic of Korea–0.29%
†Coupang, Inc.	2,593	56,864
Fila Holdings Corp.	2,328	60,223
GS Engineering & Construction Corp.	10,074	116,737
HD Hyundai Infracore Co. Ltd.	10,144	58,475
HD Hyundai Mipo	4,981	359,318
KakaoBank Corp.	11,507	173,772
KB Financial Group, Inc.	11,230	608,708
Kia Corp.	7,815	494,288
†Krafton, Inc.	2,164	494,885
KT&G Corp.	4,196	288,608
NAVER Corp.	3,217	420,409
Samsung C&T Corp.	3,144	251,129
Samsung Electronics Co. Ltd.	42,585	1,688,302
Samsung Life Insurance Co. Ltd.	3,387	191,468
SK Hynix, Inc.	2,892	385,521
		5,648,707
Saudi Arabia–0.04%
Abdullah Al Othaim Markets Co.	34,593	90,192
Al Rajhi Bank	12,005	325,879
Elm Co.	317	81,973
Etihad Etisalat Co.	12,357	200,948
Saudi Basic Industries Corp.	3,623	61,525
Saudi National Bank	4,940	47,075
Yanbu National Petrochemical Co.	6,392	58,931
		866,523
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.00%
UOL Group Ltd.	24,494	$107,477
		107,477
South Africa–0.06%
FirstRand Ltd.	52,187	205,085
Harmony Gold Mining Co. Ltd.	42,990	629,576
Kumba Iron Ore Ltd.	7,185	122,284
Mr. Price Group Ltd.	23,471	284,701
		1,241,646
Spain–0.59%
Banco Bilbao Vizcaya Argentaria SA	200,190	2,732,107
Banco de Sabadell SA	268,212	753,047
Bankinter SA	67,196	746,895
CaixaBank SA	239,582	1,866,279
†Cellnex Telecom SA	124,701	4,432,962
Industria de Diseno Textil SA	13,447	669,551
Repsol SA	37,500	497,907
		11,698,748
Sweden–0.18%
Atlas Copco AB Class A	33,745	539,023
Boliden AB	13,850	454,455
Evolution AB	11,080	825,562
SSAB AB Class A	23,984	148,806
SSAB AB Class B	47,847	291,538
†=πVolta	1,948	0
†Volvo AB Class B	47,093	1,381,631
		3,641,015
Switzerland–0.73%
ABB Ltd.	15,422	795,743
Alcon AG	8,788	833,849
†Galderma Group AG	41,148	4,352,005
Geberit AG	2,068	1,295,574
†Glencore PLC	636,576	2,329,949
Holcim AG	8,489	913,528
Kuehne & Nagel International AG	4,345	1,003,394
Logitech International SA	12,524	1,061,224
Nestle SA	3,434	347,028
Roche Holding AG	1,558	512,781
STMicroelectronics NV	38,976	854,647
		14,299,722
Taiwan–0.92%
Airtac International Group	4,000	101,586
ASMedia Technology, Inc.	5,000	271,057
Chicony Electronics Co. Ltd.	15,577	79,732
Compal Electronics, Inc.	285,102	277,129
Elite Material Co. Ltd.	11,000	184,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	59,000	$395,573
Genius Electronic Optical Co. Ltd.	45,685	547,395
Global Unichip Corp.	12,000	389,988
MediaTek, Inc.	35,060	1,511,102
Quanta Computer, Inc.	65,505	455,760
Realtek Semiconductor Corp.	63,682	1,015,250
Taiwan Semiconductor Manufacturing Co. Ltd.	408,000	11,490,497
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,998	497,668
Wan Hai Lines Ltd.	78,000	185,876
Yang Ming Marine Transport Corp.	334,122	755,855
		18,158,710
Thailand–0.04%
CP ALL PCL	99,600	145,700
†Sea Ltd. ADR	4,412	575,722
†True Corp. PCL NVDR	236,100	81,764
		803,186
Turkey–0.01%
Akbank TAS	40,371	55,587
Turkiye Is Bankasi AS Class C	411,529	132,931
		188,518
United Arab Emirates–0.03%
Abu Dhabi Commercial Bank PJSC	20,898	61,933
Air Arabia PJSC	82,348	69,333
Aldar Properties PJSC	40,946	93,507
Borouge PLC	124,985	82,960
Emaar Development PJSC	17,079	56,701
Emaar Properties PJSC	84,409	305,689
†=NMC Health PLC	123,425	0
		670,123
United Kingdom–3.44%
Admiral Group PLC	19,347	714,293
Amcor PLC	118,656	1,150,963
†ARM Holdings PLC ADR	5,975	638,070
Auto Trader Group PLC	50,413	487,474
BAE Systems PLC	608,488	12,286,878
BP PLC	78,407	439,977
British American Tobacco PLC	43,652	1,790,794
Compass Group PLC	282,322	9,338,159
†Genius Sports Ltd.	68,687	687,557
GSK PLC	57,117	1,091,516
Imperial Brands PLC	14,031	519,173
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
J Sainsbury PLC	220,576	$672,333
Kingfisher PLC	104,944	345,686
Lion Finance Group PLC	949	66,933
Lloyds Banking Group PLC	480,784	450,935
Marks & Spencer Group PLC	121,929	562,927
National Grid PLC	835,814	10,902,536
NatWest Group PLC	145,112	856,797
RELX PLC	204,553	10,274,824
†Rolls-Royce Holdings PLC	174,954	1,700,441
Shell PLC	348,721	12,761,297
		67,739,563
United States–39.96%
AbbVie, Inc.	6,591	1,380,946
†Adobe, Inc.	27,724	10,632,986
AES Corp.	69,020	857,228
Agilent Technologies, Inc.	1,785	208,809
Air Products & Chemicals, Inc.	11,610	3,424,021
†Airbnb, Inc. Class A	6,811	813,642
†Alaska Air Group, Inc.	11,131	547,868
Alphabet, Inc. Class C	193,551	30,238,473
†Altice USA, Inc. Class A	105,455	280,510
Altria Group, Inc.	34,858	2,092,177
†Amazon.com, Inc.	184,027	35,012,977
†AMC Networks, Inc. Class A	10,929	75,192
†Amentum Holdings, Inc.	30,994	564,091
American Express Co.	11,148	2,999,369
American Water Works Co., Inc.	1,837	270,994
Amgen, Inc.	729	227,120
Amphenol Corp. Class A	7,096	465,427
†ANSYS, Inc.	8,295	2,625,865
Aon PLC Class A	842	336,034
Apollo Global Management, Inc.	47,637	6,523,411
Apple, Inc.	168,134	37,347,605
Applied Materials, Inc.	7,540	1,094,205
†Arista Networks, Inc.	19,380	1,501,562
†Atlassian Corp. Class A	2,889	613,075
†Autodesk, Inc.	19,047	4,986,505
Automatic Data Processing, Inc.	4,179	1,276,810
†Avaya Holdings Corp.	121	766
Bank of America Corp.	299,594	12,502,058
†Berkshire Hathaway, Inc. Class B	474	252,443
†Boeing Co.	49,496	8,441,543
Booking Holdings, Inc.	447	2,059,289
BorgWarner, Inc.	11,046	316,468
†Boston Scientific Corp.	95,769	9,661,177
Boyd Gaming Corp.	4,083	268,784
Broadcom, Inc.	58,964	9,872,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Brown-Forman Corp. Class B	6,503	$220,712
†Cadence Design Systems, Inc.	9,229	2,347,212
†Caesars Entertainment, Inc.	10,015	250,375
Capital One Financial Corp.	68,475	12,277,568
†=πCaresyntax, Inc.	2,497	6,542
†CarMax, Inc.	14,834	1,155,865
Carrier Global Corp.	7,080	448,872
Cheniere Energy, Inc.	6,766	1,565,652
Chevron Corp.	37,277	6,236,069
Citigroup, Inc.	154,957	11,000,397
Clorox Co.	4,914	723,587
Colgate-Palmolive Co.	5,957	558,171
Comcast Corp. Class A	10,663	393,465
Comerica, Inc.	1,401	82,743
†CommScope Holding Co., Inc.	68,718	364,893
†Confluent, Inc. Class A	193,011	4,524,178
ConocoPhillips	15,622	1,640,622
Consolidated Edison, Inc.	11,256	1,244,801
†Corpay, Inc.	1,900	662,568
Costco Wholesale Corp.	17,532	16,581,415
Coterra Energy, Inc.	17,908	517,541
CRH PLC	85,552	7,526,009
†Crowdstrike Holdings, Inc. Class A	4,182	1,474,490
†=πCrown PropTech Acquisitions	7,060	0
†=Crown PropTech Acquisitions Class A	8,069	88,920
CSX Corp.	28,884	850,056
Danaher Corp.	11,164	2,288,620
†Datadog, Inc. Class A	23,813	2,362,488
†Deckers Outdoor Corp.	5,572	623,005
Dell Technologies, Inc. Class C	17,347	1,581,179
Delta Air Lines, Inc.	56,609	2,468,152
†Dexcom, Inc.	14,062	960,294
Digital Realty Trust, Inc.	2,432	348,481
Discover Financial Services	7,436	1,269,325
†DoorDash, Inc. Class A	7,700	1,407,329
Dr. Horton, Inc.	5,981	760,365
†DraftKings, Inc. Class A	34,634	1,150,195
DuPont de Nemours, Inc.	3,492	260,783
Eaton Corp. PLC	9,485	2,578,308
Edison International	10,050	592,146
Electronic Arts, Inc.	8,421	1,217,003
Elevance Health, Inc.	1,496	650,700
Eli Lilly & Co.	22,707	18,753,938
Entegris, Inc.	9,275	811,377
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Enterprise Products Partners LP	17,813	$608,136
EOG Resources, Inc.	14,225	1,824,214
†EPAM Systems, Inc.	660	111,434
†=πEpic Games, Inc.	3,175	1,641,920
EQT Corp.	85,404	4,563,136
Erie Indemnity Co. Class A	649	271,963
Eversource Energy	11,767	730,848
Expeditors International of Washington, Inc.	9,296	1,117,844
†Fair Isaac Corp.	563	1,038,262
†=πFanatics Holdings, Inc.	37,931	2,276,619
†=πFarmers Business Network, Inc.	24,139	49,002
Fifth Third Bancorp	13,169	516,225
First Citizens BancShares, Inc. Class A	251	465,384
First Horizon Corp.	7,872	152,874
Flagstar Financial, Inc.	52,417	609,086
†Flowco Holdings, Inc. Class A	35,197	902,803
FMC Corp.	3,350	141,337
Fox Corp. Class A	19,802	1,120,793
Freeport-McMoRan, Inc.	133,481	5,053,591
Garmin Ltd.	2,999	651,173
GE HealthCare Technologies, Inc.	15,313	1,235,912
GE Vernova, Inc.	936	285,742
General Electric Co.	4,890	978,734
General Motors Co.	41,748	1,963,408
Gilead Sciences, Inc.	3,190	357,440
Global Payments, Inc.	4,888	478,633
Golden Entertainment, Inc.	1,537	40,561
†=πGrand Rounds, Inc.	1,035,048	776,286
Healthpeak Properties, Inc.	56,055	1,133,432
Hess Corp.	20,742	3,313,120
Hewlett Packard Enterprise Co.	16,108	248,546
Hilton Worldwide Holdings, Inc.	8,477	1,928,941
Home Depot, Inc.	21,577	7,907,755
Hormel Foods Corp.	11,201	346,559
Howmet Aerospace, Inc.	10,952	1,420,803
HP, Inc.	90,321	2,500,988
†IDEXX Laboratories, Inc.	2,334	980,163
†iHeartMedia, Inc. Class A	721	1,190
Ingersoll Rand, Inc.	36,993	2,960,550
Intuit, Inc.	19,120	11,739,489
†Intuitive Surgical, Inc.	20,141	9,975,233
Invesco Ltd.	62,205	943,650
Jabil, Inc.	6,882	936,434
†=πJawbone, Inc.	32,637	0
JPMorgan Chase & Co.	47,516	11,655,675
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Karman Holdings, Inc.	22,513	$752,384
Kinder Morgan, Inc.	29,462	840,551
Lam Research Corp.	22,376	1,626,735
†Landsea Homes Corp.	35,970	230,927
Leidos Holdings, Inc.	3,961	534,497
†Liberty Media Corp.-Liberty Live Class C	4,314	293,956
†Lions Gate Entertainment Corp. Class A	37,663	333,318
†Lions Gate Entertainment Corp. Class B	9,661	76,515
†Live Nation Entertainment, Inc.	48,540	6,338,353
Lockheed Martin Corp.	6,572	2,935,778
†=πLookout, Inc.	24,449	16,625
†Lumen Technologies, Inc.	83,453	327,136
Marathon Petroleum Corp.	3,100	451,639
MarketAxess Holdings, Inc.	3,163	684,315
Marriott International, Inc. Class A	2,173	517,609
Marsh & McLennan Cos., Inc.	61,567	15,024,195
Marvell Technology, Inc.	25,837	1,590,784
†Masimo Corp.	16,550	2,757,230
Mastercard, Inc. Class A	26,287	14,408,430
Match Group, Inc.	25,903	808,174
McKesson Corp.	13,045	8,779,155
Merck & Co., Inc.	56,688	5,088,315
Meta Platforms, Inc. Class A	43,374	24,999,039
†Mettler-Toledo International, Inc.	520	614,073
†MGM Resorts International	8,961	265,604
Micron Technology, Inc.	85,051	7,390,081
Microsoft Corp.	99,018	37,170,367
Molson Coors Beverage Co. Class B	11,584	705,118
Monolithic Power Systems, Inc.	208	120,636
Morgan Stanley	15,315	1,786,801
MSCI, Inc.	4,164	2,354,742
†=πMythic AI, Inc.	685	0
NetApp, Inc.	13,227	1,161,860
†Netflix, Inc.	10,572	9,858,707
NextEra Energy, Inc.	123,906	8,783,696
Northern Trust Corp.	5,858	577,892
Northrop Grumman Corp.	961	492,042
NRG Energy, Inc.	11,088	1,058,460
Nucor Corp.	4,405	530,098
†Nutanix, Inc. Class A	5,824	406,573
NVIDIA Corp.	323,222	35,030,800
Omnicom Group, Inc.	7,894	654,492
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Opendoor Technologies, Inc.	55,264	$56,369
Oracle Corp.	70,464	9,851,572
†Palladyne AI Corp.	2,338	13,747
†Palo Alto Networks, Inc.	6,595	1,125,371
Paramount Global Class B	10,697	127,936
PepsiCo, Inc.	12,246	1,836,165
PNC Financial Services Group, Inc.	15,685	2,756,952
Procter & Gamble Co.	10,513	1,791,625
Progressive Corp.	43,018	12,174,524
Prologis, Inc.	3,425	382,881
QUALCOMM, Inc.	5,435	834,870
Regeneron Pharmaceuticals, Inc.	91	57,715
ResMed, Inc.	3,211	718,782
Rockwell Automation, Inc.	973	251,404
Royal Caribbean Cruises Ltd.	5,188	1,065,823
RTX Corp.	1,508	199,750
S&P Global, Inc.	5,802	2,947,996
†SailPoint, Inc.	34,837	653,194
Salesforce, Inc.	33,337	8,946,317
†=πSalt Pay Co. Ltd.	331	92,256
†Samsara, Inc. Class A	10,683	409,479
†ServiceNow, Inc.	638	507,937
†ServiceTitan, Inc. Class A	36,379	3,460,007
†=πSnorkel AI, Inc.	4,461	39,971
†Snowflake, Inc. Class A	13,662	1,996,838
Solaris Energy Infrastructure, Inc. Class A	67,678	1,472,673
†Source Global PBC	8,696	1,583,070
†Spotify Technology SA	3,379	1,858,551
†Standardaero, Inc.	47,759	1,272,300
State Street Corp.	21,290	1,906,094
Stryker Corp.	27,415	10,205,234
Synchrony Financial	16,125	853,658
T. Rowe Price Group, Inc.	18,188	1,670,932
†Take-Two Interactive Software, Inc.	4,819	998,738
†Tesla, Inc.	24,780	6,421,985
Texas Instruments, Inc.	2,613	469,556
Thermo Fisher Scientific, Inc.	5,430	2,701,968
TJX Cos., Inc.	82,593	10,059,827
T-Mobile U.S., Inc.	6,569	1,752,018
Toll Brothers, Inc.	30,325	3,202,017
TransDigm Group, Inc.	8,528	11,796,697
U.S. Steel Corp.	43,090	1,820,983
†Uber Technologies, Inc.	43,224	3,149,301
†Ulta Beauty, Inc.	5,574	2,043,094
Union Pacific Corp.	39,299	9,283,996
†United Airlines Holdings, Inc.	3,337	230,420
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
UnitedHealth Group, Inc.	19,955	$10,451,431
Universal Health Services, Inc. Class B	4,525	850,248
Valero Energy Corp.	41,213	5,443,001
Ventas, Inc.	8,089	556,200
Venture Global, Inc. Class A	13,168	135,630
Verizon Communications, Inc.	71,162	3,227,908
†Vertex Pharmaceuticals, Inc.	1,963	951,702
Vertiv Holdings Co. Class A	10,161	733,624
Viper Energy, Inc.	12,752	575,753
Visa, Inc. Class A	8,390	2,940,359
Vistra Corp.	48,473	5,692,669
Walmart, Inc.	154,371	13,552,230
Walt Disney Co.	82,516	8,144,329
†Warner Bros Discovery, Inc.	27,425	294,270
Wells Fargo & Co.	163,081	11,707,585
Williams Cos., Inc.	58,415	3,490,880
Wynn Resorts Ltd.	3,765	314,378
Zoetis, Inc.	11,915	1,961,805
		787,008,369
Uruguay–0.12%
†MercadoLibre, Inc.	1,265	2,467,851
		2,467,851
Total Common Stock (Cost $917,239,847)		1,164,104,762
ΔCONVERTIBLE PREFERRED STOCKS–0.42%
United States–0.42%
†=πDatabricks, Inc. Series F	60,501	5,596,342
†=πDatabricks, Inc. Series G	16,533	1,529,303
†=πGM Cruise Holdings LLC Class G	27,806	27,806
†=πLookout, Inc. Series F	285,629	385,599
†Wells Fargo & Co. Series L Class A	617	740,894
Total Convertible Preferred Stocks (Cost $8,362,849)		8,279,944
ΔPREFERRED STOCKS–0.98%
Brazil–0.11%
Banco Bradesco SA 8.79%	215,816	478,040
Gerdau SA 4.94%	115,428	328,497
Itau Unibanco Holding SA 7.61%	233,299	1,284,556
		2,091,093
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany–0.03%
Henkel AG & Co. KGaA 2.51%	8,653	$688,494
		688,494
United Kingdom–0.04%
†=π10X Future Technologies Ltd. Series D	46,779	728,747
		728,747
United States–0.80%
†=πBreeze Aviation Group, Inc. Series B	1,998	272,248
†=πBytedance Ltd. Series E	23,481	5,079,410
•Citigroup Capital XIII 10.92% (TSFR03M + 6.63%) 10/30/40	51,122	1,526,503
†=πDream Finders Homes, Inc.	2,409	2,378,888
†=πExo Imaging, Inc. Series C	103,568	476
†=πJumpcloud, Inc. Series E-1	491,634	1,125,842
†=πJumpcloud, Inc. Series F	32,336	74,049
†=πLessen Holdings, Inc.	53,911	159,037
†=πLoadsmart, Inc. Series C	96,249	589,044
†=πLoadsmart, Inc. Series D	8,526	80,400
†=πMNTN Digital, Inc. Series D	20,836	298,163
†=πNeon Pagamentos SA	3,076	1,254,885
†=πNoodle Partners, Inc. Series C	69,413	100,649
†=πPsiQuantum Corp. Series D	14,776	552,770
†=πRelativity Space, Inc. Series E	29,214	292
†=πSambaNova Systems, Inc. Series C	16,831	770,523
†=πSambaNova Systems, Inc. Series D	5,355	289,920
†=πSnorkel AI, Inc. Series C	15,980	143,181
†=πUrsa Major Technologies, Inc.	102,993	234,824
†=πVerge Genomics, Inc. Series B	108,057	700,209
†=Veritas Kapital Assurance PLC Series G	4,020	96,478
†=Veritas Kapital Assurance PLC Series G1	2,774	66,593
		15,794,384
Total Preferred Stocks (Cost $23,921,974)		19,302,718
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	544
		544
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States–0.00%
†=Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	$0
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	3,245
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	190
†=Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†=Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	0
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	544
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	12,524
†=πSonder Holdings, Inc. exp exercise price USD 1.0000	3,371	6,708
		23,211
Total Warrants (Cost $172,324)		23,755

	Principal Amount°
ΔCONVERTIBLE BONDS–0.24%
Austria–0.02%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	500,000	465,537
		465,537
Chile–0.00%
WOM Chile Holdco SpA 5.00% 4/1/32	210,253	0
		0
China–0.04%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	699,720
		699,720
France–0.03%
^Worldline SA 0.00% 7/30/26	541,100	569,245
		569,245
Germany–0.00%
TAG Immobilien AG 0.63%, exercise price $0.6250 3/11/31	100,000	107,269
		107,269
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
India–0.00%
‡=REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	$0
		0
Italy–0.02%
^Nexi SpA 0.00%, exercise price $0.0100 2/24/28	400,000	390,494
		390,494
Spain–0.06%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	1,000,000	947,853
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	217,663
		1,165,516
United States–0.07%
AMC Networks, Inc. 4.25%, exercise price $4.2500 2/15/29	417,000	367,169
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	87,165
DISH Network Corp.
^0.00%, exercise price $0.0100 12/15/25	653,000	594,230
3.38%, exercise price $3.3750 8/15/26	195,000	161,850
‡Lightning eMotors, Inc. 7.50%, exercise price $7.5000 5/15/24	253,000	2,530
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	18,980
Wolfspeed, Inc. 1.75%, exercise price $1.7500 5/1/26	150,000	94,500
		1,326,424
Total Convertible Bonds (Cost $5,113,033)		4,724,205
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.74% (SOFR30A + 3.40%) 1/25/42	138,145	141,551
Total Agency Collateralized Mortgage Obligations (Cost $120,593)		141,551
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
X1 0.79% 5/25/29		6,011,448	$143,495
X1 1.03% 10/25/30		1,698,556	76,833
XFX 1.36% 12/25/29		935,706	40,273
X1 1.42% 7/25/30		274,763	16,311
X1 1.57% 4/25/30		539,757	34,394
X1 1.65% 4/25/30		263,183	17,384
•Federal National Mortgage Association-ACES 3.74% 9/25/30		61,284	59,306
Total Agency Commercial Mortgage-Backed Securities (Cost $403,763)			387,996
ΔAGENCY MORTGAGE-BACKED SECURITY–0.67%
United States–0.67%
Uniform Mortgage-Backed Security, TBA 3.50% 4/1/55		14,543,000	13,114,901
Total Agency Mortgage-Backed Security (Cost $13,144,373)			13,114,901
ΔCORPORATE BONDS–9.93%
Argentina–0.00%
Vista Energy Argentina SAU 7.63% 12/10/35		35,000	34,055
YPF SA 9.50% 1/17/31		21,000	21,953
			56,008
Australia–0.08%
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30		100,000	98,753
Mineral Resources Ltd.
8.00% 11/1/27		100,000	98,797
8.50% 5/1/30		262,000	253,406
9.25% 10/1/28		93,000	92,990
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	116,803
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	876,026
			1,536,775
Austria–0.01%
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	177,523
			177,523
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Belgium–0.02%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	$128,632
μKBC Group NV 1.25% 9/21/27	GBP	100,000	122,280
Ontex Group NV 5.25% 4/15/30	EUR	100,000	108,997
			359,909
Brazil–0.00%
@Samarco Mineracao SA
9.00% 6/30/31		21,955	21,258
9.00% 6/30/31		16,823	16,289
Suzano Austria GmbH 3.13% 1/15/32		45,000	38,324
Vale Overseas Ltd. 6.40% 6/28/54		12,000	11,842
			87,713
Canada–0.15%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		200,000	181,003
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	701,599
Bausch & Lomb Corp. 8.38% 10/1/28		45,000	46,687
Bombardier, Inc.
7.00% 6/1/32		100,000	99,567
7.25% 7/1/31		100,000	100,340
7.50% 2/1/29		100,000	102,568
8.75% 11/15/30		100,000	105,430
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		185,000	161,704
6.25% 9/15/27		100,000	98,713
First Quantum Minerals Ltd.
6.88% 10/15/27		231,000	230,816
9.38% 3/1/29		200,000	210,329
GFL Environmental, Inc.
4.00% 8/1/28		100,000	95,039
4.38% 8/15/29		348,000	328,250
Mercer International, Inc. 5.13% 2/1/29		279,000	239,099
Methanex Corp. 5.13% 10/15/27		100,000	98,045
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	123,956
			2,923,145
Cayman Islands–0.11%
Saudi Electricity Sukuk Programme Co.
5.23% 2/18/30		200,000	202,032
5.49% 2/18/35		200,000	202,332
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Cayman Islands (continued)
Seagate HDD Cayman
8.25% 12/15/29		681,000	$724,080
8.50% 7/15/31		362,000	384,466
9.63% 12/1/32		660,000	742,307
			2,255,217
Chile–0.00%
‡Kenbourne Invest SA 6.88% 11/26/24		200,000	65,500
WOM Mobile SA 11.00% 4/1/31		120,318	0
			65,500
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	5,538
11.75% 4/17/22		204,000	4,590
			10,128
Colombia–0.00%
Ecopetrol SA 8.88% 1/13/33		77,000	79,472
			79,472
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	213,800
			213,800
Denmark–0.01%
•SGL Group ApS 6.78% (EURIBOR03M + 4.25%) 2/24/31	EUR	160,000	173,043
			173,043
France–0.55%
Afflelou SAS 6.00% 7/25/29	EUR	324,000	361,640
Altice France SA 4.25% 10/15/29	EUR	161,000	139,054
φAtos SE
1.00% 12/18/32	EUR	300,771	123,387
5.00% 12/18/30	EUR	349,161	307,553
9.00% 12/18/29	EUR	338,921	393,247
•Bertrand Franchise Finance SAS 6.49% (EURIBOR03M + 3.75%) 7/18/30	EUR	359,000	389,173
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	118,945
3.38% 1/23/26	GBP	100,000	127,705
Constellium SE 5.38% 8/15/32	EUR	166,000	176,474
μCredit Agricole SA 5.88% 3/23/35	EUR	200,000	208,351
μElectricite de France SA
3.38% 6/15/30	EUR	200,000	199,082
5.13% 9/17/29	EUR	200,000	217,882
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
μElectricite de France SA (continued)
7.38% 6/17/35	GBP	200,000	$259,771
Elior Group SA 5.63% 3/15/30	EUR	121,000	130,183
ELO SACA 2.88% 1/29/26	EUR	100,000	105,708
Eutelsat SA
1.50% 10/13/28	EUR	200,000	169,055
2.25% 7/13/27	EUR	100,000	97,587
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,435,660
Goldstory SAS
• 6.61% (EURIBOR03M + 4.00%) 2/1/30	EUR	446,000	485,418
6.75% 2/1/30	EUR	500,000	556,869
Iliad Holding SASU
5.63% 10/15/28	EUR	1,289,000	1,417,758
7.00% 10/15/28		400,000	404,853
8.50% 4/15/31		200,000	209,752
Loxam SAS 6.38% 5/31/29	EUR	708,000	798,097
•Nova Alexandre III SAS 8.04% (EURIBOR03M + 5.25%) 7/15/29	EUR	317,000	348,376
Paprec Holding SA 7.25% 11/17/29	EUR	386,000	438,096
Picard Groupe SAS 6.38% 7/1/29	EUR	191,000	212,468
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	215,908
5.50% 10/9/34	EUR	400,000	450,081
μSociete Generale SA 8.13% 11/21/29		301,000	299,844
Tereos Finance Groupe I SA 5.75% 4/30/31	EUR	110,000	119,627
			10,917,604
Germany–0.51%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	202,000	209,297
ADLER Real Estate GmbH 3.00% 4/27/26	EUR	400,000	422,788
alstria office REIT-AG 5.50% 3/20/31	EUR	100,000	105,167
•APCOA Group GmbH/Germany 6.91% (EURIBOR03M + 4.13%) 4/15/31	EUR	157,000	171,029
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	207,609
6.50% 10/9/29	EUR	400,000	447,658
7.88% 10/9/31	EUR	200,000	235,130
μDeutsche Bank AG
4.50% 11/30/26	EUR	400,000	414,691
4.63% 10/30/27	EUR	1,000,000	1,017,622
7.13% 10/30/30	EUR	200,000	213,016
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	500,000	538,622
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	$142,326
Fressnapf Holding SE 5.25% 10/31/31	EUR	252,000	272,147
IHO Verwaltungs GmbH
7.00% 11/15/31	EUR	275,000	304,182
@ 8.75% 5/15/28	EUR	477,216	538,589
Mahle GmbH 6.50% 5/2/31	EUR	574,000	612,628
PCF GmbH
4.75% 4/15/29	EUR	218,000	201,286
• 7.54% (EURIBOR03M + 4.75%) 4/15/29	EUR	245,440	225,532
•PrestigeBidCo GmbH 6.54% (EURIBOR03M + 3.75%) 7/1/29	EUR	262,000	284,170
ProGroup AG
5.13% 4/15/29	EUR	168,000	179,297
5.38% 4/15/31	EUR	216,000	227,034
Schaeffler AG
4.25% 4/1/28	EUR	100,000	107,860
5.38% 4/1/31	EUR	100,000	107,517
@Tele Columbus AG 10.00% 1/1/29	EUR	643,287	569,563
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	395,100	427,866
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,308,792
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	122,798
6.25% 4/15/29	EUR	389,000	435,873
			10,050,089
Greece–0.03%
μEurobank SA 4.00% 2/7/36	EUR	272,000	283,832
μNational Bank of Greece SA 5.88% 6/28/35	EUR	273,000	311,436
			595,268
Hong Kong–0.17%
AIA Group Ltd.
μ 2.70% 4/7/26		238,000	232,395
5.40% 9/30/54		200,000	187,725
Far East Horizon Ltd. 6.00% 10/1/28		200,000	198,438
FWD Group Holdings Ltd. 8.40% 4/5/29		1,479,000	1,538,560
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	176,622
μKasikornbank PCL 3.34% 10/2/31		200,000	194,005
Melco Resorts Finance Ltd. 5.63% 7/17/27		200,000	195,813
MTR Corp. Ltd. 5.25% 4/1/55		250,000	248,626
Studio City Finance Ltd.
5.00% 1/15/29		274,000	246,650
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Hong Kong (continued)
Studio City Finance Ltd. (continued)
5.00% 1/15/29		200,000	$180,037
			3,398,871
India–0.02%
μAxis Bank Ltd. 4.10% 9/8/26		200,000	193,131
Muthoot Finance Ltd. 6.38% 4/23/29		200,000	196,814
			389,945
Indonesia–0.04%
μBank Negara Indonesia Persero Tbk. PT 4.30% 3/24/27		200,000	189,094
Freeport Indonesia PT
4.76% 4/14/27		246,000	243,984
6.20% 4/14/52		200,000	193,838
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.88% 11/5/31	EUR	200,000	186,092
			813,008
Ireland–0.08%
Adient Global Holdings Ltd.
7.50% 2/15/33		100,000	93,630
8.25% 4/15/31		100,000	96,897
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	342,637
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13% 8/15/26	EUR	266,000	265,695
μBank of Ireland Group PLC 6.00% 9/1/25	EUR	324,000	352,534
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	224,326
Perrigo Finance Unlimited Co. 5.38% 9/30/32	EUR	114,000	125,054
			1,500,773
Israel–0.04%
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	106,000	128,085
7.88% 9/15/31	EUR	506,000	645,667
			773,752
Italy–0.33%
μA2A SpA 5.00% 6/11/29	EUR	225,000	246,908
Agrifarma SpA 4.50% 10/31/28	EUR	1,022,000	1,096,800
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	220,336
Bubbles Bidco SPA
6.50% 9/30/31	EUR	256,000	276,821
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
Bubbles Bidco SPA (continued)
• 6.61% (EURIBOR03M + 4.25%) 9/30/31	EUR	251,000	$271,319
•Duomo Bidco SpA 6.91% (EURIBOR03M + 4.13%) 7/15/31	EUR	332,000	361,074
Engineering - Ingegneria Informatica - SpA 8.63% 2/15/30	EUR	153,000	170,402
μEni SpA 4.88% 1/21/34	EUR	225,000	238,536
Fedrigoni SpA 6.13% 6/15/31	EUR	497,000	524,286
@Fiber Midco SpA 10.75% 6/15/29	EUR	217,000	231,122
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	288,000	311,445
•IMA Industria Macchine Automatiche SpA 6.54% (EURIBOR03M + 3.75%) 4/15/29	EUR	385,000	416,151
Intesa Sanpaolo SpA 8.51% 9/20/32	GBP	200,000	290,768
•Irca SpA/Gallarate 6.25% (EURIBOR03M + 3.75%) 12/15/29	EUR	213,000	230,317
Itelyum Regeneration SpA 5.75% 4/15/30		100,000	100,000
Lottomatica Group SpA
5.38% 6/1/30	EUR	102,000	113,259
• 5.74% (EURIBOR03M + 3.25%) 6/1/31	EUR	155,000	168,863
Marcolin SpA 6.13% 11/15/26	EUR	593,000	640,469
•TeamSystem SpA 6.29% (EURIBOR03M + 3.50%) 7/31/31	EUR	241,000	260,919
μUniCredit SpA 5.46% 6/30/35		200,000	196,515
Unipol Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	111,001
			6,477,311
Japan–0.14%
μRakuten Group, Inc.
4.25% 4/22/27	EUR	200,000	203,284
8.13% 12/15/29		400,000	394,986
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	102,737
5.38% 1/8/29	EUR	583,000	642,796
5.75% 7/8/32	EUR	581,000	640,800
μ 6.88% 7/19/27		200,000	198,000
μSumitomo Mitsui Financial Group, Inc. 6.45% 6/5/35		250,000	244,956
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	421,448
			2,849,007
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Jersey–0.06%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	701,587	$903,963
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	299,282
			1,203,245
Kuwait–0.01%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26		200,000	197,736
			197,736
Luxembourg–0.60%
@Adler Financing SARL
8.25% 12/31/28	EUR	449,750	497,864
10.00% 12/31/29	EUR	183,000	203,755
•Arena Luxembourg Finance SARL 4.84% (EURIBOR03M + 2.50%) 5/1/30	EUR	217,000	234,763
μAroundtown Finance SARL
7.13% 1/16/30	EUR	304,000	328,483
8.63% 5/7/29	GBP	366,000	466,752
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	729,734
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	541,958
CK Hutchison Group Telecom Finance SA 2.63% 10/17/34	GBP	288,000	267,764
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		431,000	392,955
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	196,146
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	391,217
EIG Pearl Holdings SARL 3.55% 8/31/36		204,484	179,515
Herens Midco SARL 5.25% 5/15/29	EUR	841,000	722,952
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	482,317
ION Trading Technologies SARL 5.75% 5/15/28		200,000	186,094
Kleopatra Finco SARL 4.25% 3/1/26	EUR	448,000	448,091
•Lion/Polaris Lux 4 SA 6.30% (EURIBOR03M + 3.63%) 7/1/29	EUR	335,000	361,330
Lune Holdings SARL 5.63% 11/15/28	EUR	343,000	276,310
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,432,000	1,535,530
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	236,201
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Puma International Financing SA 7.75% 4/25/29		200,000	$201,728
Rossini SARL
• 6.23% (EURIBOR03M + 3.88%) 12/31/29	EUR	229,000	248,856
6.75% 12/31/29	EUR	162,000	182,856
Stena International SA 7.25% 1/15/31		1,015,000	1,014,531
Summer BC Holdco B SARL
5.88% 2/15/30	EUR	108,000	114,866
• 6.79% (EURIBOR03M + 4.25%) 2/15/30	EUR	140,000	151,560
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	582,000
@Vivion Investments SARL 6.50% 8/31/28	EUR	516,848	549,018
			11,725,146
Macau–0.02%
Sands China Ltd. 4.38% 6/18/30		200,000	189,119
Wynn Macau Ltd. 5.63% 8/26/28		200,000	192,399
			381,518
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	92,860
9.50% 6/1/28		100,000	98,970
			191,830
Mauritius–0.04%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		161,000	154,859
Diamond II Ltd. 7.95% 7/28/26		200,000	201,481
Greenko Wind Projects Mauritius Ltd. 7.25% 9/27/28		200,000	197,438
India Cleantech Energy 4.70% 8/10/26		197,500	192,804
			746,582
Mexico–0.16%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	192,613
Petroleos Mexicanos
5.95% 1/28/31		62,000	52,494
6.70% 2/16/32		36,000	31,633
7.50% 3/20/26		2,810,000	2,795,950
8.75% 6/2/29		55,093	55,072
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico (continued)
Petroleos Mexicanos (continued)
10.00% 2/7/33		16,000	$16,669
			3,144,431
Netherlands–0.41%
μABN AMRO Bank NV 6.38% 9/22/34	EUR	200,000	217,611
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	110,576
6.25% 2/15/29	EUR	708,000	790,441
Citycon Treasury BV
2.38% 1/15/27	EUR	174,000	182,609
5.00% 3/11/30	EUR	100,000	108,456
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	120,990
Global Switch Finance BV 1.38% 10/7/30	EUR	246,000	248,820
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	383,700
1.38% 3/3/27	EUR	359,000	372,706
ING Groep NV
3.00% 2/18/26	GBP	100,000	127,057
μ 3.88% 5/16/27		400,000	366,622
μ 7.25% 11/16/34		325,000	329,062
Minejesa Capital BV 4.63% 8/10/30		161,038	156,717
μNN Group NV 5.75% 9/11/34	EUR	200,000	209,706
Nobian Finance BV 3.63% 7/15/26	EUR	376,000	404,536
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	556,743
Sigma Holdco BV 5.75% 5/15/26	EUR	116,127	124,735
Sunrise FinCo I BV 4.88% 7/15/31		610,000	554,713
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	245,034
3.75% 5/9/27	EUR	465,000	500,878
Trivium Packaging Finance BV 5.50% 8/15/26		300,000	295,354
United Group BV
6.50% 10/31/31	EUR	111,000	120,752
• 6.81% (EURIBOR03M + 4.25%) 2/15/31	EUR	478,000	518,153
VZ Secured Financing BV 5.00% 1/15/32		400,000	347,570
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	684,841
			8,078,382
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	$141,000
			141,000
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	56,236
Volcan Cia Minera SAA 8.75% 1/24/30		72,000	71,322
			127,558
Philippines–0.01%
μSan Miguel Global Power Holdings Corp. 8.13% 12/2/29		200,000	200,827
			200,827
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	326,012
			326,012
Republic of Korea–0.04%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	193,939
LG Electronics, Inc. 5.63% 4/24/27		200,000	203,709
LG Energy Solution Ltd.
5.38% 4/2/30		200,000	199,753
• 6.08% (SOFR + 1.70%) 4/2/30		200,000	199,568
			796,969
Singapore–0.02%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	217,387
Continuum Energy Aura Pte. Ltd. 9.50% 2/24/27		200,000	207,836
			425,223
Spain–0.13%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	224,370
7.75% 1/14/32		400,000	391,540
8.38% 6/21/28	EUR	200,000	237,886
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	255,587
μBankinter SA 7.38% 8/15/28	EUR	400,000	453,938
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	221,554
Grifols SA 7.13% 5/1/30	EUR	258,000	288,438
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	224,936
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Spain (continued)
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	$172,348
			2,470,597
Sweden–0.10%
‡Intrum AB
3.00% 9/15/27	EUR	406,000	346,816
9.25% 3/15/28	EUR	162,000	144,078
μSwedbank AB 1.38% 12/8/27	GBP	100,000	121,912
Verisure Holding AB
3.25% 2/15/27	EUR	324,000	345,558
9.25% 10/15/27	EUR	367,200	415,635
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	654,553
			2,028,552
Switzerland–0.05%
μJulius Baer Group Ltd. 6.63% 8/15/29	EUR	200,000	221,182
μUBS Group AG
6.85% 9/10/29		525,000	521,952
7.00% 2/10/30		200,000	196,966
			940,100
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	191,964
			191,964
Thailand–0.01%
Muangthai Capital PCL 6.88% 9/30/28		200,000	201,634
			201,634
United Arab Emirates–0.01%
μDP World Salaam 6.00% 10/1/25		200,000	199,989
			199,989
United Kingdom–1.45%
Acropolis Trade Investments 11.04% 4/2/28		2,995,000	2,995,000
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	543,304
Amber Finco PLC 6.63% 7/15/29	EUR	577,000	648,461
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,190,000	1,312,482
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	461,000	554,288
Barclays PLC 3.25% 2/12/27	GBP	100,000	125,015
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,108,000	1,359,495
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
BCP V Modular Services Finance II PLC (continued)
6.13% 11/30/28	GBP	153,000	$187,728
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	678,000	669,889
Bellis Finco PLC 4.00% 2/16/27	GBP	729,000	889,930
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	172,018
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	166,696
μBritish Telecommunications PLC 4.88% 11/23/81		331,000	302,679
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	236,455
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	131,758
μCentrica PLC 6.50% 5/21/55	GBP	356,000	463,058
Deuce Finco PLC
5.50% 6/15/27	GBP	656,000	831,491
5.50% 6/15/27	GBP	737,000	934,159
Edge Finco PLC 8.13% 8/15/31	GBP	419,000	552,068
eG Global Finance PLC 12.00% 11/30/28		487,000	539,230
Gatwick Airport Finance PLC 4.38% 4/7/26	GBP	214,000	271,597
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50% 8/15/29		200,000	195,440
Heathrow Finance PLC 6.63% 3/1/31	GBP	625,000	799,656
μHSBC Holdings PLC
4.75% 7/4/29	EUR	341,000	359,065
6.95% 8/27/31		68,000	67,708
INEOS Finance PLC 5.63% 8/15/30	EUR	107,000	115,457
INEOS Quattro Finance 2 PLC
6.75% 4/15/30	EUR	188,000	202,924
8.50% 3/15/29	EUR	251,000	284,504
Informa PLC 3.13% 7/5/26	GBP	100,000	126,101
Kane Bidco Ltd. 6.50% 2/15/27	GBP	616,000	791,739
μLloyds Banking Group PLC 7.50% 6/27/30	GBP	200,000	251,891
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	299,603
5.50% 11/4/27	GBP	626,000	772,247
National Grid PLC 0.16% 1/20/28	EUR	564,000	567,432
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	251,106
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μNationwide Building Society (continued)
7.50% 12/20/30	GBP	409,000	$524,363
μNatWest Group PLC
3.13% 3/28/27	GBP	100,000	126,709
7.50% 2/28/32	GBP	200,000	251,396
Pinewood Finco PLC 6.00% 3/27/30	GBP	764,000	972,885
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	264,846
Punch Finance PLC 6.13% 6/30/26	GBP	849,000	1,089,841
Stonegate Pub Co. Financing PLC
• 9.18% (EURIBOR03M + 6.63%) 7/31/29	EUR	139,000	153,774
10.75% 7/31/29	GBP	406,000	541,495
Thames Water Utilities Finance PLC 4.00% 6/19/25	GBP	400,000	403,910
^Thames Water Utilities Ltd. 0.00% 3/22/27	GBP	3,000	3,108
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	378,000	507,178
Vedanta Resources Finance II PLC 10.88% 9/17/29		200,000	206,181
Virgin Media Finance PLC 5.00% 7/15/30		200,000	171,458
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	707,000	780,934
4.25% 1/15/30	GBP	575,000	646,198
4.50% 8/15/30		200,000	175,924
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	1,123,000	1,344,477
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	720,000	792,643
μVodafone Group PLC
4.13% 6/4/81		67,000	59,478
8.00% 8/30/86	GBP	147,000	202,799
Zegona Finance PLC 6.75% 7/15/29	EUR	357,000	407,255
			28,598,526
United States–4.44%
Affinity Interactive 6.88% 12/15/27		168,000	127,313
Alexander Funding Trust II 7.47% 7/31/28		145,000	154,341
Allegiant Travel Co. 7.25% 8/15/27		252,000	244,142
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50% 10/1/31		200,000	196,337
6.75% 4/15/28		200,000	200,750
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (continued)
7.00% 1/15/31		200,000	$200,612
Allied Universal Holdco LLC 7.88% 2/15/31		300,000	303,825
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75% 7/15/27		188,000	188,599
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,729,084
Allison Transmission, Inc. 4.75% 10/1/27		100,000	97,529
Alpha Generation LLC 6.75% 10/15/32		200,000	200,130
AMC Networks, Inc.
4.25% 2/15/29		695,000	521,359
10.25% 1/15/29		579,000	599,989
Amentum Holdings, Inc. 7.25% 8/1/32		219,000	215,421
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26		18,333	18,283
American Axle & Manufacturing, Inc. 5.00% 10/1/29		237,000	203,998
American Tower Corp. 0.45% 1/15/27	EUR	983,000	1,021,802
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	98,940
Amgen, Inc. 5.50% 12/7/26	GBP	100,000	130,498
Amkor Technology, Inc. 6.63% 9/15/27		190,000	190,451
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63% 2/1/32		100,000	101,669
Aramark Services, Inc. 5.00% 2/1/28		100,000	98,178
Archrock Partners LP/Archrock Partners Finance Corp. 6.25% 4/1/28		100,000	100,077
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		2,125,000	1,951,728
Asbury Automotive Group, Inc. 4.50% 3/1/28		100,000	96,277
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	190,287
5.50% 3/15/27	GBP	50,000	65,312
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Avantor Funding, Inc. 3.88% 11/1/29		100,000	$92,322
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,288
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00% 2/15/31		200,000	195,234
μBank of America Corp. 1.95% 10/27/26	EUR	399,000	429,493
μBank of New York Mellon Corp. 6.30% 3/20/30		49,000	50,221
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	101,395
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% 7/15/32		400,000	413,802
Boyd Gaming Corp.
4.75% 12/1/27		100,000	97,839
4.75% 6/15/31		187,000	172,467
Brand Industrial Services, Inc. 10.38% 8/1/30		178,000	169,812
Buckeye Partners LP 4.50% 3/1/28		100,000	95,952
Builders FirstSource, Inc. 4.25% 2/1/32		100,000	89,462
Caesars Entertainment, Inc. 8.13% 7/1/27		111,000	111,782
California Resources Corp. 8.25% 6/15/29		266,000	270,328
Calpine Corp.
4.63% 2/1/29		100,000	95,987
5.00% 2/1/31		161,000	153,710
5.13% 3/15/28		252,000	247,942
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31		200,000	177,226
4.50% 5/1/32		200,000	173,612
4.75% 2/1/32		135,000	119,866
5.13% 5/1/27		100,000	98,494
5.38% 6/1/29		100,000	96,760
6.38% 9/1/29		100,000	99,701
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		222,000	194,776
Charles River Laboratories International, Inc. 3.75% 3/15/29		100,000	92,049
Chemours Co.
4.63% 11/15/29		134,000	114,376
5.75% 11/15/28		100,000	92,234
8.00% 1/15/33		100,000	93,508
Churchill Downs, Inc. 6.75% 5/1/31		205,000	206,615
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Cinemark USA, Inc. 7.00% 8/1/32		208,000	$209,963
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	429,756
1.75% 10/23/26	GBP	100,000	123,140
μ 6.95% 2/15/30		54,000	53,844
Civitas Resources, Inc.
8.38% 7/1/28		296,000	305,468
8.63% 11/1/30		263,000	271,330
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26		44,000	43,984
6.75% 5/15/28		264,000	267,719
6.75% 2/15/30		100,000	100,953
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		100,000	96,648
7.88% 4/1/30		100,000	98,044
9.00% 9/15/28		100,000	102,706
Cleveland-Cliffs, Inc. 7.00% 3/15/32		100,000	95,957
Cloud Software Group, Inc.
6.50% 3/31/29		1,191,000	1,157,730
8.25% 6/30/32		307,000	312,136
9.00% 9/30/29		228,000	227,405
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		285,000	289,031
CNX Resources Corp. 7.25% 3/1/32		100,000	101,687
Comcast Corp. 0.25% 9/14/29	EUR	234,000	224,602
CommScope LLC 9.50% 12/15/31		130,000	133,900
Comstock Resources, Inc.
6.75% 3/1/29		200,000	195,608
6.75% 3/1/29		100,000	97,177
Consolidated Communications, Inc. 6.50% 10/1/28		500,000	482,105
Cornerstone Building Brands, Inc. 9.50% 8/15/29		100,000	83,189
Crescent Energy Finance LLC 7.38% 1/15/33		263,000	253,590
CSC Holdings LLC
5.50% 4/15/27		400,000	370,327
11.25% 5/15/28		200,000	193,352
11.75% 1/31/29		363,000	352,053
CVR Energy, Inc. 8.50% 1/15/29		200,000	192,020
Diebold Nixdorf, Inc. 7.75% 3/31/30		75,000	77,742
DT Midstream, Inc. 4.13% 6/15/29		100,000	94,113
Edgewell Personal Care Co. 4.13% 4/1/29		100,000	92,577
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Endo Finance Holdings, Inc. 8.50% 4/15/31		300,000	$312,758
Energizer Holdings, Inc. 4.75% 6/15/28		222,000	212,539
EQM Midstream Partners LP
7.50% 6/1/27		90,000	91,900
7.50% 6/1/30		95,000	102,546
EquipmentShare.com, Inc. 8.63% 5/15/32		176,000	181,416
Esab Corp. 6.25% 4/15/29		250,000	253,648
=Exo Imaging, Inc. 8.00% 7/29/25		29,381	40,848
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63% 1/15/29		200,000	184,201
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	436,700
μFirst Citizens BancShares, Inc. 6.25% 3/12/40		1,735,000	1,702,456
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	214,824
Freedom Mortgage Holdings LLC
9.13% 5/15/31		100,000	100,631
9.25% 2/1/29		100,000	101,554
Frontier Communications Holdings LLC
5.00% 5/1/28		100,000	98,664
5.88% 10/15/27		1,200,000	1,198,648
5.88% 11/1/29		40,000	40,004
6.00% 1/15/30		40,000	40,088
6.75% 5/1/29		315,000	316,584
8.63% 3/15/31		785,000	836,158
8.75% 5/15/30		1,200,000	1,264,118
Frontier Florida LLC 6.86% 2/1/28		874,000	891,480
Frontier North, Inc. 6.73% 2/15/28		354,000	359,752
Full House Resorts, Inc. 8.25% 2/15/28		27,000	26,682
Gen Digital, Inc. 6.75% 9/30/27		100,000	101,229
General Motors Financial Co., Inc. 4.30% 2/15/29	EUR	280,000	312,464
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	217,752
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	460,051
0.88% 5/9/29	EUR	437,000	432,661
7.25% 4/10/28	GBP	50,000	68,615
Goodyear Tire & Rubber Co.
4.88% 3/15/27		100,000	97,718
5.00% 5/31/26		100,000	99,196
5.00% 7/15/29		100,000	92,759
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Goodyear Tire & Rubber Co. (continued)
5.63% 4/30/33		100,000	$89,323
GoTo Group, Inc.
5.50% 5/1/28		92,700	79,490
5.50% 5/1/28		137,700	57,834
•GS Finance Corp. 8.75% 2/14/30		3,100,000	3,171,238
H&E Equipment Services, Inc. 3.88% 12/15/28		235,000	234,241
Hanesbrands, Inc. 9.00% 2/15/31		500,000	526,858
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	682,576
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38% 11/1/33		100,000	102,478
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88% 7/1/31		207,000	181,734
5.00% 6/1/29		100,000	93,718
•Hyundai Capital America 5.71% (SOFR + 1.35%) 3/27/30		200,000	199,224
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	418,815
Iron Mountain, Inc.
4.50% 2/15/31		100,000	91,669
7.00% 2/15/29		100,000	102,272
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		200,000	197,418
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	100,000	128,753
1.09% 3/11/27	EUR	415,000	441,927
3.67% 6/6/28	EUR	352,000	387,265
6.50% 4/1/30		49,000	50,149
Kronos International, Inc. 9.50% 3/15/29	EUR	100,000	116,761
LABL, Inc.
5.88% 11/1/28		182,000	143,227
8.63% 10/1/31		100,000	74,500
Lamar Media Corp. 4.88% 1/15/29		273,000	265,452
Lamb Weston Holdings, Inc. 4.13% 1/31/30		100,000	93,149
LCM Investments Holdings II LLC 4.88% 5/1/29		300,000	281,519
Level 3 Financing, Inc.
10.00% 10/15/32		656,200	653,477
10.50% 4/15/29		400,000	440,000
11.00% 11/15/29		100,000	111,454
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
LGI Homes, Inc. 7.00% 11/15/32		420,000	$397,194
LifePoint Health, Inc. 8.38% 2/15/32		184,000	185,262
Light & Wonder International, Inc.
7.25% 11/15/29		210,000	212,875
7.50% 9/1/31		200,000	204,876
Lions Gate Capital Holdings 1, Inc. 5.50% 4/15/29		1,881,000	1,745,181
Lions Gate Capital Holdings LLC 5.50% 4/15/29		96,000	77,823
Lithia Motors, Inc. 4.38% 1/15/31		100,000	90,602
Live Nation Entertainment, Inc. 4.75% 10/15/27		600,000	584,902
Magnera Corp. 4.75% 11/15/29		300,000	265,925
Match Group Holdings II LLC 4.63% 6/1/28		100,000	95,958
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27		452,000	442,960
McGraw-Hill Education, Inc. 5.75% 8/1/28		100,000	97,643
Medline Borrower LP
3.88% 4/1/29		200,000	186,947
5.25% 10/1/29		700,000	671,701
MGM Resorts International 6.50% 4/15/32		57,000	55,894
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	542,979
4.66% 3/2/29	EUR	365,000	412,435
MPT Operating Partnership LP/MPT Finance Corp. 7.00% 2/15/32	EUR	220,000	241,947
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	320,842
Nationstar Mortgage Holdings, Inc.
5.00% 2/1/26		161,000	160,327
5.75% 11/15/31		183,000	182,943
NCL Corp. Ltd. 6.75% 2/1/32		500,000	493,901
NCR Atleos Corp. 9.50% 4/1/29		681,000	738,412
NCR Voyix Corp. 5.00% 10/1/28		300,000	288,666
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	831,289
Newell Brands, Inc. 5.70% 4/1/26		63,000	62,923
Nexstar Media, Inc.
4.75% 11/1/28		200,000	187,295
5.63% 7/15/27		100,000	98,513
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13% 2/15/29		213,000	214,488
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Northern Oil & Gas, Inc. 8.13% 3/1/28	198,000	$198,510
Novelis Corp. 3.88% 8/15/31	100,000	86,941
NRG Energy, Inc. 3.38% 2/15/29	100,000	91,816
Olin Corp. 5.63% 8/1/29	100,000	97,316
Olympus Water U.S. Holding Corp.
4.25% 10/1/28	242,000	223,624
9.75% 11/15/28	232,000	240,866
OneMain Finance Corp. 7.13% 11/15/31	80,000	80,476
Open Text Holdings, Inc. 4.13% 12/1/31	100,000	88,311
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13% 4/30/31	300,000	261,571
7.88% 5/15/34	300,000	291,203
OT Midco Ltd. 10.00% 2/15/30	509,000	438,228
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	100,000	92,737
4.63% 3/15/30	166,000	151,766
5.00% 8/15/27	100,000	98,285
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31	206,000	201,108
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38% 10/15/28	220,000	224,814
Panther Escrow Issuer LLC 7.13% 6/1/31	200,000	203,786
Paramount Global 7.88% 7/30/30	601,000	660,235
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.88% 10/1/28	100,000	97,589
PBF Holding Co. LLC/PBF Finance Corp. 7.88% 9/15/30	100,000	87,578
PennyMac Financial Services, Inc. 7.88% 12/15/29	100,000	104,030
Performance Food Group, Inc. 4.25% 8/1/29	400,000	374,055
Permian Resources Operating LLC
5.38% 1/15/26	33,000	32,855
8.00% 4/15/27	215,000	219,063
PG&E Corp. 5.25% 7/1/30	100,000	95,999
Pike Corp. 5.50% 9/1/28	100,000	96,751
Pitney Bowes, Inc. 6.88% 3/15/27	758,000	757,049
Post Holdings, Inc. 6.38% 3/1/33	200,000	196,663
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	$414,580
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63% 9/1/29		100,000	73,500
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26		63,000	62,908
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	303,263
Quikrete Holdings, Inc. 6.75% 3/1/33		430,000	428,044
Reworld Holding Corp.
4.88% 12/1/29		100,000	93,011
5.00% 9/1/30		100,000	92,631
RHP Hotel Properties LP/RHP Finance Corp. 4.50% 2/15/29		100,000	94,604
RingCentral, Inc. 8.50% 8/15/30		970,000	1,019,635
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63% 3/1/29		100,000	92,224
Rockies Express Pipeline LLC 4.95% 7/15/29		100,000	95,758
Sabre GLBL, Inc.
8.63% 6/1/27		610,000	603,646
10.75% 11/15/29		1,103,000	1,111,026
SBA Communications Corp. 3.13% 2/1/29		100,000	91,266
Scotts Miracle-Gro Co.
4.00% 4/1/31		231,000	202,632
4.38% 2/1/32		100,000	87,865
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31		100,000	103,515
Select Medical Corp. 6.25% 12/1/32		511,000	497,887
Sensata Technologies, Inc. 4.38% 2/15/30		100,000	92,377
Service Corp. International 4.00% 5/15/31		100,000	90,572
Service Properties Trust
4.38% 2/15/30		286,000	220,853
8.38% 6/15/29		1,342,000	1,341,408
8.63% 11/15/31		125,000	131,864
8.88% 6/15/32		1,552,000	1,535,883
Sirius XM Radio LLC
3.13% 9/1/26		100,000	96,881
3.88% 9/1/31		100,000	85,708
4.00% 7/15/28		100,000	93,300
Six Flags Entertainment Corp. 7.25% 5/15/31		200,000	200,771
SM Energy Co. 6.75% 8/1/29		105,000	103,436
Snap, Inc. 6.88% 3/1/33		200,000	199,985
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Somnigroup International, Inc. 4.00% 4/15/29		100,000	$92,872
=π•^Sonder Secured Notes 0.00% 1/19/27		1,601,055	1,521,002
Spirit AeroSystems, Inc.
9.38% 11/30/29		623,000	664,602
9.75% 11/15/30		2,006,000	2,214,311
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31		201,080	181,551
3.65% 8/15/31		526,428	467,970
4.10% 10/1/29		18,023	16,797
Stagwell Global LLC 5.63% 8/15/29		100,000	95,231
Standard Industries, Inc. 4.38% 7/15/30		100,000	92,276
Star Parent, Inc. 9.00% 10/1/30		300,000	295,697
Starwood Property Trust, Inc. 3.63% 7/15/26		100,000	96,893
Station Casinos LLC 4.50% 2/15/28		255,000	244,242
STL Holding Co. LLC 8.75% 2/15/29		156,000	160,107
Sunoco LP/Sunoco Finance Corp. 7.00% 9/15/28		100,000	102,330
Talen Energy Supply LLC 8.63% 6/1/30		315,000	334,121
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38% 2/15/29		100,000	100,498
Taylor Morrison Communities, Inc. 5.75% 1/15/28		100,000	99,762
TEGNA, Inc. 5.00% 9/15/29		100,000	92,821
Tenet Healthcare Corp. 6.13% 10/1/28		900,000	895,882
Tenneco, Inc. 8.00% 11/17/28		718,000	684,788
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		879,000	855,305
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	431,411
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27		400,000	392,504
TransDigm, Inc.
4.63% 1/15/29		200,000	189,894
4.88% 5/1/29		600,000	569,906
6.63% 3/1/32		200,000	202,549
Transocean, Inc. 8.25% 5/15/29		364,000	355,801
Travel & Leisure Co. 6.63% 7/31/26		100,000	100,735
Tronox, Inc. 4.63% 3/15/29		100,000	85,523
U.S. Foods, Inc. 4.75% 2/15/29		100,000	96,381
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
UKG, Inc. 6.88% 2/1/31		400,000	$405,776
♦United Airlines Pass-Through Trust 2.90% 11/1/29		84,637	79,014
United Wholesale Mortgage LLC 5.50% 4/15/29		50,000	48,206
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 2/15/28		954,000	1,013,427
Univision Communications, Inc.
4.50% 5/1/29		100,000	88,353
6.63% 6/1/27		135,000	133,883
8.00% 8/15/28		415,000	416,296
8.50% 7/31/31		200,000	195,428
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27		352,000	352,268
7.13% 3/15/29		100,000	101,707
UWM Holdings LLC 6.63% 2/1/30		288,000	285,648
Venture Global Calcasieu Pass LLC 6.25% 1/15/30		100,000	101,495
Venture Global LNG, Inc.
7.00% 1/15/30		262,000	258,119
μ 9.00% 9/30/29		345,000	327,401
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	113,250
4.25% 10/31/30	EUR	363,000	411,436
Viking Cruises Ltd.
5.88% 9/15/27		100,000	99,494
9.13% 7/15/31		600,000	640,879
Vistra Operations Co. LLC 5.63% 2/15/27		1,041,000	1,037,127
Wand NewCo 3, Inc. 7.63% 1/30/32		200,000	204,669
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,619
Wells Fargo & Co.
0.63% 3/25/30	EUR	450,000	427,169
1.38% 10/26/26	EUR	415,000	440,110
1.50% 5/24/27	EUR	634,000	668,268
Western Digital Corp. 4.75% 2/15/26		100,000	99,424
Wildfire Intermediate Holdings LLC 7.50% 10/15/29		202,000	196,379
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27		100,000	98,945
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	103,486
Xerox Corp.
10.25% 10/15/30		191,000	189,090
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Xerox Corp. (continued)
13.50% 4/15/31		280,000	$267,050
Xerox Holdings Corp. 5.50% 8/15/28		100,000	70,215
Yum! Brands, Inc. 4.63% 1/31/32		100,000	93,280
Zayo Group Holdings, Inc. 4.00% 3/1/27		103,000	93,816
			87,396,655
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		190,612	184,623
			184,623
Total Corporate Bonds (Cost $204,697,885)			195,602,960
ΔLOAN AGREEMENTS–4.53%
Belgium–0.10%
•Finco Utilitas BV 5.88% (EURIBOR06M + 3.50%) 9/26/30	EUR	520,000	562,512
•United Petfood Finance BV 5.17% (EURIBOR06M + 2.75%) 2/26/32	EUR	1,280,899	1,372,418
			1,934,930
Canada–0.01%
•Garda World Security Corp. 7.32% (SOFR CME01M + 3.00%) 2/1/29		214,451	213,423
			213,423
Finland–0.09%
•Mehilainen Yhtiot OYJ
6.26% (EURIBOR01M + 3.90%) 8/5/31	EUR	143,789	155,757
6.26% (EURIBOR01M + 3.90%) 8/5/31	EUR	803,580	870,466
6.26% (EURIBOR03M + 3.90%) 8/5/31	EUR	735,072	796,129
			1,822,352
France–0.42%
•Babilou Group 7.16% (EURIBOR06M + 4.00%) 11/18/30	EUR	1,065,234	1,086,493
•Banijay Entertainment SAS 5.96% (EURIBOR03M + 3.25%) 1/23/32	EUR	1,165,254	1,253,160
•Cegid Group SAS 5.86% (EURIBOR03M + 3.25%) 1/31/30	EUR	1,000,000	1,074,542
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
France (continued)
•HomeVI SAS 7.61% (EURIBOR03M + 5.00%) 10/31/29	EUR	1,000,000	$1,076,347
•Obol France 3 SAS 8.06% (EURIBOR03M + 5.00%) 12/31/28	EUR	1,000,000	1,026,337
•Parts Europe SA 5.95% (EURIBOR03M + 3.25%) 2/3/31	EUR	1,584,700	1,710,588
•Ramsay Generale de Sante SA 5.93% (EURIBOR03M + 3.25%) 8/13/31	EUR	900,000	968,061
			8,195,528
Germany–0.39%
•Aenova Holding GmbH 5.50% (EURIBOR03M + 3.00%) 8/22/31	EUR	1,132,076	1,214,174
•Apleona Holding GmbH 6.36% (EURIBOR03M + 3.75%) 4/28/28	EUR	1,200,234	1,297,813
+Aviv Group GmbH 0.00% 2/16/32	EUR	1,146,496	1,238,156
•Nidda Healthcare Holding AG 6.54% (EURIBOR03M + 4.00%) 2/21/30	EUR	1,439,394	1,553,506
•Schoen Klinik SE 5.36% (EURIBOR03M + 3.00%) 1/12/31	EUR	666,667	714,862
•Speedster Bidco GmbH 6.13% (EURIBOR06M + 3.75%) 12/10/31	EUR	720,000	777,757
•TK Elevator Midco GmbH 6.60% (EURIBOR06M + 4.00%) 4/30/30	EUR	759,600	816,739
			7,613,007
Ireland–0.08%
•Applegreen Ireland 7.36% (EURIBOR01M + 5.00%) 1/30/32	EUR	569,620	618,547
•ION Trading Technologies SARL 6.61% (EURIBOR03M + 4.25%) 4/3/28	EUR	1,000,000	1,059,847
			1,678,394
Jersey–0.05%
=π•Vita Global FinCo Ltd.
9.66% (EURIBOR06M + 7.00%) 7/6/27	EUR	581,784	541,011
11.95% (SONIA + 7.00%) 7/6/27	GBP	356,195	398,597
			939,608
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Luxembourg–0.23%
•Helios Software Holdings, Inc. 5.71% (EURIBOR03M + 3.25%) 3/11/28	EUR	1,000,000	$1,068,237
•INEOS Finance PLC 5.86% (EURIBOR01M + 3.50%) 6/23/31	EUR	1,000,000	1,063,145
•Matterhorn Telecom Holding SA 5.14% (EURIBOR03M + 2.75%) 1/30/32	EUR	1,000,000	1,080,402
Tackle SARL
+ 0.00% 5/22/28	EUR	593,750	636,725
• 5.78% (EURIBOR03M + 3.25%) 5/22/28	EUR	656,250	702,209
			4,550,718
Netherlands–0.70%
=π•Cypher Bidco 6.92% (EURIBOR03M + 4.25%) 12/30/27	EUR	1,485,170	1,561,751
•Median BV 7.28% (EURIBOR03M + 4.93%) 10/14/27	EUR	981,818	1,055,249
•Peer Holding III BV 5.11% (EURIBOR03M + 2.75%) 7/1/31	EUR	1,400,000	1,506,568
•Pegasus BidCo BV 6.02% (EURIBOR03M + 3.50%) 7/12/29	EUR	1,333,333	1,442,857
•Stage Entertainment BV 6.54% (EURIBOR03M + 4.00%) 6/2/29	EUR	1,000,000	1,083,192
•Unit4 NV 5.86% (EURIBOR03M + 3.50%) 6/29/28	EUR	682,733	733,743
•Upfield BV 9.99% (SONIA + 5.25%) 1/3/28	GBP	1,543,000	1,995,661
•Ziggo BV 5.37% (EURIBOR01M + 3.00%) 1/31/29	EUR	4,186,717	4,353,708
			13,732,729
New Zealand–0.06%
•FNZ Group Services Ltd. 10.45% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,233,621
			1,233,621
Norway–0.02%
•Sector Alarm Holding AS 6.00% (EURIBOR03M + 3.50%) 6/14/29	EUR	406,916	439,325
			439,325
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Spain–0.23%
•Aernnova Aerospace SAU 6.76% (EURIBOR03M + 4.00%) 2/27/30	EUR	1,302,917	$1,405,322
•Areas Worldwide SA 6.52% (EURIBOR03M + 4.00%) 12/31/29	EUR	1,219,531	1,313,364
•Europa University Education Group SL 6.46% (EURIBOR06M + 3.75%) 10/30/31	EUR	741,599	803,182
+HBX Group International PLC 0.00% 3/26/32	EUR	1,010,869	1,090,320
			4,612,188
Sweden–0.05%
•Quimper AB 6.43% (EURIBOR03M + 3.75%) 3/15/30	EUR	1,008,696	1,091,891
			1,091,891
United Kingdom–0.52%
•Bellis Acquisition Co. PLC 7.09% (EURIBOR06M + 4.00%) 5/14/31	EUR	1,237,872	1,274,516
•CD&R Firefly Bidco Ltd. 8.45% (SONIA + 3.75%) 4/29/29	GBP	478,700	616,468
•Froneri Lux FinCo SARL 5.10% (EURIBOR06M + 2.50%) 9/30/31	EUR	1,000,000	1,075,104
•GVC Holdings Ltd. 5.62% (EURIBOR03M + 3.25%) 6/30/28	EUR	723,530	781,907
•Ineos Quattro Holdings U.K. Ltd. 6.86% (EURIBOR01M + 4.50%) 4/2/29	EUR	902,737	951,199
Inspired Finco Holdings Ltd.
+ 0.00% 2/28/31	EUR	383,142	411,230
• 5.61% (EURIBOR01M + 3.25%) 2/28/31	EUR	144,499	155,092
• 5.61% (EURIBOR01M + 3.25%) 2/28/31	EUR	191,571	205,615
•Lorca Holdco Ltd. 5.22% (EURIBOR03M + 2.75%) 3/25/31	EUR	1,326,229	1,418,248
•Market Bidco Ltd. 7.06% (EURIBOR03M + 4.50%) 11/4/30	EUR	319,950	345,056
=π•Mercia A-1 6.85% (SONIA + 2.40%) 4/9/26	GBP	455,979	589,011
=π•Mercia A-2 6.85% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,795,960
=π•Mercia B-1 6.85% (SONIA + 2.40%) 4/9/26	GBP	80,087	103,452
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United Kingdom (continued)
•Zegona Communications PLC 5.66% (EURIBOR06M + 3.00%) 7/17/29	EUR	425,532	$456,750
			10,179,608
United States–1.58%
•Allied Universal Holdco LLC 8.17% (SOFR CME01M + 3.75%) 5/12/28		496,144	495,315
•Altar Bidco, Inc. 9.75% (SOFR CME12M + 5.60%) 2/1/30		1,680,278	1,586,821
•Amentum Government Services Holdings LLC 6.57% (SOFR CME01M + 2.25%) 9/29/31		682,290	658,410
•American Auto Auction Group LLC 8.80% (SOFR CME03M + 4.50%) 12/30/27		169,519	169,095
•Arsenal AIC Parent LLC 7.07% (SOFR CME01M + 2.75%) 8/18/30		98,567	97,705
@•Avaya, Inc. 11.82% (SOFR CME01M + 7.50%) 8/1/28		4,459	3,516
•Bally's Corp. 7.80% (SOFR CME03M + 3.25%) 10/2/28		498,138	442,098
•Bausch & Lomb Corp. 7.67% (SOFR CME01M + 3.25%) 5/10/27		532,732	530,505
•Belron Finance 2019 LLC 7.05% (SOFR CME03M + 2.75%) 10/16/31		543,270	541,575
•Boost Newco Borrower LLC 6.30% (SOFR CME03M + 2.00%) 1/31/31		658,016	652,877
•Boxer Parent Co., Inc. 6.11% (EURIBOR03M + 3.50%) 7/30/31	EUR	1,495,834	1,608,242
•Caesars Entertainment, Inc. 6.56% (SOFR CME03M + 2.25%) 2/6/31		1,019,278	1,010,869
•Charter Communications Operating LLC 6.56% (SOFR CME03M + 2.25%) 12/15/31		108,442	108,008
•Clarios Global LP 5.61% (EURIBOR01M + 3.25%) 1/28/32	EUR	1,000,000	1,072,228
•Cloud Software Group, Inc. 7.80% (SOFR CME03M + 3.50%) 3/30/29		475,272	470,410
Clover Holdings SPV III 2024 USD Term Loan 15.00% 12/9/27		135,019	137,214
•Clydesdale Acquisition Holdings, Inc. 7.50% (SOFR CME01M + 3.18%) 4/13/29		648,177	644,865
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•ConnectWise LLC 8.06% (SOFR CME03M + 3.50%) 9/29/28		428,677	$427,875
•CPPIB Capital, Inc. 7.05% (SOFR CME03M + 2.75%) 8/20/31		583,070	578,698
•CSC Holdings LLC 9.00% (PRIME03M + 1.50%) 4/15/27		208,236	195,369
•CVR Energy, Inc. 8.30% (SOFR CME03M + 4.00%) 12/30/27		738,150	738,150
•Digital Room Holdings, Inc. 9.67% (SOFR CME01M + 5.25%) 12/21/28		351,821	348,524
•DirecTV Financing LLC
9.55% (SOFR CME03M + 5.00%) 8/2/27		70,756	70,766
9.82% (SOFR CME01M + 5.50%) 2/15/31		814,800	775,591
•ECL Entertainment LLC 7.82% (SOFR CME01M + 3.50%) 8/31/30		1,249,165	1,245,655
•Emerald Technologies (U.S.) Acquisitionco, Inc. 10.67% (SOFR CME01M + 6.25%) 12/29/27		408,546	302,324
•Fertitta Entertainment LLC 7.82% (SOFR CME01M + 3.50%) 1/27/29		734,782	722,680
•First Brands Group LLC 7.61% (EURIBOR03M + 5.00%) 3/30/27	EUR	736,245	745,852
=π•Galaxy Universal LLC 10.94% (SOFR CME06M + 6.25%) 11/12/26		1,323,347	1,323,347
•GoTo Group, Inc.
9.19% (SOFR CME03M + 4.75%) 4/28/28		39,544	18,191
9.19% (SOFR CME03M + 4.75%) 4/28/28		36,542	33,801
•Hydrofarm Holdings LLC 9.94% (SOFR CME01M + 5.50%) 10/25/28		258,244	206,595
•Instructure Holdings, Inc. 7.32% (SOFR CME03M + 3.00%) 11/13/31		1,410,000	1,398,212
•J&J Ventures Gaming LLC 7.82% (SOFR CME01M + 3.50%) 4/26/30		400,161	393,658
•Jack Ohio Finance LLC 8.32% (SOFR CME01M + 4.00%) 1/28/32		164,000	163,426
•Maverick Gaming LLC
11.81% (SOFR CME03M + 7.50%) 6/3/28		190,357	171,321
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Maverick Gaming LLC (continued)
11.81% (SOFR CME03M + 7.50%) 6/3/28		334,301	$202,529
•McAfee Corp. 7.32% (SOFR CME01M + 3.00%) 3/1/29		882,571	840,869
•Medline Borrower LP 6.57% (SOFR CME01M + 2.25%) 10/23/28		1,275,371	1,272,450
•Naked Juice LLC 10.40% (SOFR CME03M + 6.00%) 1/24/30		53,053	11,649
•NGP XI Midstream Holdings LLC 7.80% (SOFR CME03M + 3.50%) 7/25/31		304,237	302,716
•Nielsen Consumer, Inc. 5.86% (EURIBOR01M + 3.50%) 3/6/28	EUR	997,500	1,070,054
•Pitney Bowes, Inc. 8.07% (SOFR CME01M + 3.75%) 3/19/32		665,000	657,240
•Polaris Newco LLC 6.11% (EURIBOR01M + 3.75%) 6/2/28	EUR	997,416	1,007,950
•Redstone Holdco 2 LP
9.30% (SOFR CME03M + 4.75%) 4/27/28		1,084,529	574,627
12.30% (SOFR CME03M + 7.75%) 4/27/29		742,791	273,904
=•Solaris Energy Infrastructure LLC 10.30% (SOFR CME03M + 6.00%) 9/11/29		2,269,000	2,269,000
•Station Casinos LLC 6.32% (SOFR CME01M + 2.00%) 3/14/31		496,241	493,139
Twitter, Inc.
9.50% 10/26/29		200,000	205,036
• 10.95% (SOFR CME03M + 6.50%) 10/26/29		195,000	193,721
•Vaco Holdings LLC 9.45% (SOFR CME03M + 5.00%) 1/21/29		421,937	388,937
•Verifone Systems, Inc. 8.58% (SOFR CME03M + 4.00%) 8/20/25		838,713	753,558
•Veritas U.S. 2024 Priority Term loan 16.80% (SOFR CME03M + 12.50%) 12/9/29		307,118	307,118
•Xerox Holdings Corp. 8.32% (SOFR CME01M + 4.00%) 11/17/29		125,000	118,868
			31,033,153
Total Loan Agreements (Cost $90,291,194)			89,270,475
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔMUNICIPAL BONDS–0.08%
Mongolia–0.01%
City of Ulaanbaatar Mongolia 7.75% 8/21/27	200,000	$202,395
		202,395
United States–0.07%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	407,610
Port of Beaumont Navigation District 10.00% 7/1/26	1,000,000	1,027,216
		1,434,826
Total Municipal Bonds (Cost $1,598,827)		1,637,221
ΔNON-AGENCY ASSET-BACKED SECURITIES–1.87%
Cayman Islands–0.20%
•720 East CLO VII Ltd. 5.38% (TSFR03M + 1.06%) 4/20/37	320,000	319,297
•AGL CLO 32 Ltd. 5.67% (TSFR03M + 1.38%) 7/21/37	250,000	249,776
•CIFC Funding Ltd. 5.41% (TSFR03M + 1.13%) 4/15/38	250,000	250,080
•Golub Capital Partners CLO 77 B Ltd. 5.55% (TSFR03M + 1.25%) 1/25/38	250,000	250,541
•Greystone CRE Notes Ltd. 5.45% (TSFR01M + 1.13%) 7/15/39	227,243	226,674
•LCM 36 Ltd. 5.39% (TSFR03M + 1.07%) 1/15/34	610,000	606,614
•MF1 Ltd. 5.53% (TSFR01M + 1.21%) 7/16/36	61,857	61,746
•Myers Park CLO Ltd. 6.15% (TSFR03M + 1.86%) 10/20/30	250,000	250,090
•OCP CLO Ltd. 5.42% (TSFR03M + 1.10%) 1/15/37	250,000	247,874
•Palmer Square CLO Ltd. 5.47% (TSFR03M + 1.15%) 4/20/38	160,000	159,279
•Regatta 31 Funding Ltd. 5.40% (TSFR03M + 1.17%) 3/25/38	300,000	298,265
•Regatta XVIII Funding Ltd. 5.48% (TSFR03M + 1.16%) 4/15/38	250,000	249,855
•RR 28 Ltd. 5.85% (TSFR03M + 1.55%) 4/15/37	388,191	388,630
•Silver Point CLO 7 Ltd. 5.64% (TSFR03M + 1.36%) 1/15/38	250,000	249,266
•Whitebox CLO I Ltd. 6.05% (TSFR03M + 1.75%) 7/24/36	250,000	250,493
		4,058,480
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland–0.49%
•AB Carval Euro CLO II-C DAC 6.31% (EURIBOR03M + 3.75%) 2/15/37	EUR	290,000	$314,598
•Arbour CLO VI DAC 5.76% (EURIBOR03M + 3.20%) 11/15/37	EUR	330,000	356,825
•^Arcano Euro CLO I DAC 0.00% (3.40% minus EURIBOR03M) 4/25/39	EUR	390,000	422,839
•Arini European CLO IV DAC 6.27% (EURIBOR03M + 3.50%) 1/15/38	EUR	470,000	505,162
•Arini European CLO V DAC 5.13% (EURIBOR03M + 2.80%) 1/15/39	EUR	250,000	268,556
•Aurium CLO XIII DAC 5.17% (EURIBOR03M + 2.80%) 4/15/38	EUR	170,000	182,377
•Avoca CLO XVIII DAC 5.71% (EURIBOR03M + 3.05%) 1/15/38	EUR	180,000	194,126
•Avoca Static CLO I DAC 5.74% (EURIBOR03M + 2.90%) 1/15/35	EUR	160,000	172,070
•Capital Four CLO VIII DAC 6.31% (EURIBOR03M + 3.25%) 10/25/37	EUR	390,000	421,261
•Contego CLO V DAC 5.59% (EURIBOR03M + 3.10%) 10/15/37	EUR	250,000	269,446
•Contego CLO VII DAC 6.13% (EURIBOR03M + 3.45%) 1/23/38	EUR	320,000	345,765
•Contego CLO XI DAC 5.94% (EURIBOR03M + 3.20%) 11/20/38	EUR	240,000	259,702
•CVC Cordatus Opportunity Loan Fund-R DAC 5.21% (EURIBOR03M + 2.80%) 8/15/33	EUR	780,000	837,898
•Fidelity Grand Harbour CLO DAC 5.26% (EURIBOR03M + 2.70%) 2/15/38	EUR	330,000	350,114
•Harvest CLO XXXII DAC 6.27% (EURIBOR03M + 3.60%) 7/25/37	EUR	251,000	271,393
•Henley CLO XI DAC 4.96% (EURIBOR03M + 2.60%) 4/25/39	EUR	370,000	393,927
•Henley CLO XII DAC 5.88% (EURIBOR03M + 3.10%) 1/15/38	EUR	240,000	259,598
•Jubilee CLO DAC 6.21% (EURIBOR03M + 3.20%) 1/15/39	EUR	410,000	441,949
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Palmer Square European Loan Funding DAC
D 5.71% (EURIBOR03M + 3.15%) 5/15/34	EUR	290,000	$313,185
D 5.74% (EURIBOR03M + 3.05%) 5/15/34	EUR	240,000	258,867
•Penta CLO 17 DAC 5.81% (EURIBOR03M + 3.25%) 8/15/38	EUR	274,000	294,789
•Providus CLO II DAC 5.99% (EURIBOR03M + 3.20%) 10/15/38	EUR	260,000	281,000
•^Rockford Tower Europe CLO 0.00% (3.00% minus EURIBOR03M) 10/25/27	EUR	320,000	344,424
•Sona Fios CLO III DAC 6.41% (EURIBOR03M + 3.25%) 4/20/37	EUR	510,000	551,400
•^Texas Debt Capital Euro CLO DAC 0.00% (3.00% minus EURIBOR03M) 4/16/39	EUR	390,000	419,700
•Tikehau CLO XII DAC 6.62% (EURIBOR03M + 3.25%) 10/20/38	EUR	420,000	453,388
•Victory Street CLO I DAC 6.23% (EURIBOR03M + 3.45%) 1/15/38	EUR	360,000	389,683
			9,574,042
United States–1.18%
•AccessLex Institute 4.88% (TSFR03M + 0.56%) 5/25/36		88,764	87,688
Concord Music Royalties LLC 5.64% 10/20/74		315,000	313,150
=•FNA 8 LLC 5.62% 3/15/45		990,000	990,000
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,468,298	1,486,962
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		322,193	250,833
GreenSky Home Improvement Trust
A4 5.67% 6/25/59		1,044,429	1,057,513
B 5.87% 6/25/59		121,000	122,614
•Huntington Bank Auto Credit-Linked Notes 5.74% (SOFR30A + 1.40%) 5/20/32		544,246	545,018
Lyra Music Assets Delaware LP 5.76% 12/22/64		968,610	977,912
Mariner Finance Issuance Trust
A 5.13% 9/22/36		632,000	639,667
D 6.77% 9/22/36		105,000	107,750
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60	169,319	$149,551
C 3.48% 4/15/60	430,000	401,093
• A 5.51% (PRIME + 1.99%) 4/15/60	561,247	562,635
A 5.66% 10/15/72	1,548,051	1,575,168
Nelnet Student Loan Trust
B1 2.85% 4/20/62	762,000	668,265
C 3.57% 4/20/62	690,108	599,001
D 4.93% 4/20/62	655,600	588,887
• A1B 5.44% (1.10% minus SOFR30A) 3/15/57	1,511,000	1,499,063
Pagaya AI Debt Selection Trust 3.00% 1/25/29	67,517	66,766
Progress Residential Trust 3.44% 5/17/26	300,515	292,144
•Ready Capital Mortgage Financing LLC 6.87% (TSFR01M + 2.55%) 10/25/39	793,794	797,360
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,625,450
Republic Finance Issuance Trust 5.91% 8/20/32	977,000	990,691
Sesac Finance LLC 5.22% 7/25/49	113,400	112,244
•SLM Private Education Loan Trust 9.18% (TSFR01M + 4.86%) 10/15/41	360,479	379,056
SMB Private Education Loan Trust
B 2.30% 1/15/53	170,821	165,349
B 2.31% 1/15/53	229,968	221,674
C 2.99% 1/15/53	1,228,851	1,060,836
C 3.00% 1/15/53	57,858	51,495
D2 3.86% 1/15/53	157,236	139,451
• A1B 5.45% (SOFR30A + 1.10%) 7/15/53	907,521	907,516
SoFi Personal Loan Trust
R1 1.00% 11/12/30	19,306	899,755
• A 1.75% 2/12/31	15,000	440,762
A 6.00% 11/12/30	1,101,222	1,114,779
A 6.06% 2/12/31	765,289	771,070
Subway Funding LLC 6.27% 7/30/54	625,433	634,576
		23,293,744
Total Non-Agency Asset-Backed Securities (Cost $37,587,059)		36,926,266
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
United States–0.37%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,201,116	$1,038,717
A2 2.69% 12/25/60	208,229	154,558
B1 3.73% 12/25/60	137,618	93,116
•CSMC Trust 7.76% (TSFR01M + 3.44%) 2/15/27	802,080	782,603
•JP Morgan Mortgage Trust
A2A 2.50% 12/25/51	943,833	771,436
A3A 2.50% 2/25/52	1,414,767	1,254,676
A4A 2.50% 2/25/52	672,085	454,008
=π^MCM Trust 0.00% 8/25/28	604,559	384,968
=MCM Trust CMO 3.00% 8/25/28	445,878	428,451
MCR Mortgage Trust 8.73% 6/12/39	324,000	325,291
TVC DSCR
=π^ 0.00% 2/1/51	472,941	407,401
=^ 0.00% 2/1/51	1,014,830	931,131
•Wells Fargo Commercial Mortgage Trust 4.95% 7/15/35	316,000	316,540
Total Non-Agency Collateralized Mortgage Obligations (Cost $7,902,521)		7,342,896
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.93%
Bermuda–0.03%
•RIAL Issuer Ltd. 6.57% (TSFR01M + 2.25%) 1/19/37	570,000	570,163
		570,163
Cayman Islands–0.06%
•AREIT Ltd. 5.71% (TSFR01M + 1.39%) 12/17/29	790,000	787,065
•MF1 Trust 7.69% (TSFR01M + 3.37%) 12/15/34	371,266	363,657
		1,150,722
United States–1.84%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	495,493
•Alen Mortgage Trust 7.53% (TSFR01M + 3.21%) 4/15/34	179,000	122,315
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	170,852
•BAHA Trust 7.01% 12/10/41	610,000	628,857
•BAMLL Trust 9.57% (TSFR01M + 5.25%) 2/15/42	968,000	965,592
•Bayview Commercial Asset Trust
M1 4.94% (TSFR01M + 0.62%) 10/25/36	8,604	8,193
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Bayview Commercial Asset Trust (continued)
M6 5.48% (TSFR01M + 1.16%) 11/25/35	8,852	$9,023
•BBCMS Mortgage Trust 5.64% (TSFR01M + 1.32%) 3/15/37	188,000	167,368
*•Benchmark Mortgage Trust 1.26% 2/15/54	6,127,513	330,628
•BHMS Mortgage Trust
A 5.87% (TSFR01M + 1.55%) 7/15/35	697,744	694,577
C 6.52% (TSFR01M + 2.20%) 7/15/35	287,769	285,381
•BMP Trust 7.71% (TSFR01M + 3.39%) 6/15/41	282,000	278,471
BWAY Mortgage Trust 3.63% 3/10/33	487,544	427,569
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	90,916
• A 5.12% (TSFR01M + 0.80%) 10/15/38	132,423	131,927
• A 5.34% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,376,362
• A 5.71% (TSFR01M + 1.39%) 3/15/41	613,075	613,290
• A 5.86% (TSFR01M + 1.54%) 5/15/34	355,322	354,878
• B 5.96% (TSFR01M + 1.64%) 12/15/39	1,175,893	1,172,959
• B 6.58% (TSFR01M + 2.26%) 2/15/33	814,304	805,215
• F 6.68% (TSFR01M + 2.36%) 10/15/38	1,134,729	1,129,056
• G 7.23% (TSFR01M + 2.91%) 6/15/38	866,684	862,778
• F 7.24% (TSFR01M + 2.92%) 5/15/38	609,700	606,652
• C 8.68% (TSFR01M + 4.36%) 2/15/33	537,575	531,572
•BX Trust
D 3.94% 12/9/41	317,000	286,334
E 3.94% 12/9/41	1,319,000	1,188,942
A 5.76% (TSFR01M + 1.44%) 4/15/41	644,951	645,948
E 6.68% (TSFR01M + 2.36%) 1/15/34	249,318	246,513
E 7.21% (TSFR01M + 2.89%) 7/15/29	308,000	304,870
E 7.26% (TSFR01M + 2.94%) 3/15/30	572,000	566,997
F 7.43% (TSFR01M + 3.11%) 1/15/34	383,334	380,839
F 8.26% (TSFR01M + 3.94%) 7/15/29	771,000	757,491
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•CAMB Commercial Mortgage Trust 6.77% (TSFR01M + 2.45%) 12/15/37	160,151	$159,851
•CD Mortgage Trust 3.91% 11/13/50	33,602	31,486
CFSP Mortgage Trust 6.50% 4/15/37	633,369	617,474
•COMM Mortgage Trust 8.81% (TSFR01M + 4.49%) 6/15/41	370,000	368,356
•CONE Trust 8.21% (TSFR01M + 3.89%) 8/15/41	360,000	359,553
•CSAIL Commercial Mortgage Trust 4.63% 11/15/48	68,170	65,745
CSMC Trust 2.26% 8/15/37	177,733	174,840
•DBGS Mortgage Trust
D 5.92% (TSFR01M + 1.60%) 5/15/35	187,978	184,924
F 6.62% (TSFR01M + 2.30%) 5/15/35	624,132	622,258
•DBSG Mortgage Trust 6.20% (TSFR01M + 1.88%) 8/15/34	160,000	160,000
•ELM Trust 7.27% 6/10/39	686,000	691,728
•ELP Commercial Mortgage Trust 7.10% (TSFR01M + 2.78%) 11/15/38	648,886	645,440
•Extended Stay America Trust
D 6.68% (TSFR01M + 2.36%) 7/15/38	1,206,547	1,206,548
E 7.28% (TSFR01M + 2.96%) 7/15/38	753,551	753,551
•FS Rialto Issuer LLC 5.69% (TSFR01M + 1.39%) 8/19/42	630,000	627,836
•GS Mortgage Securities Corp. Trust
A 5.38% (TSFR01M + 1.06%) 10/15/36	163,892	162,254
A 5.73% (TSFR01M + 1.41%) 5/15/26	209,172	199,874
A 6.51% (TSFR01M + 2.19%) 8/15/39	148,848	148,848
A 6.97% (TSFR01M + 2.65%) 11/18/29	1,127,000	1,127,000
E 7.37% (TSFR01M + 3.05%) 11/15/36	847,875	835,036
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	449,359
•HILT Commercial Mortgage Trust
A 5.86% (TSFR01M + 1.54%) 5/15/37	616,000	614,654
D 7.51% (TSFR01M + 3.19%) 5/15/37	726,000	722,374
Independence Plaza Trust 3.91% 7/10/35	242,000	238,375
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•JP Morgan Chase Commercial Mortgage Securities Trust
C 3.45% 1/5/39	310,000	$266,324
E 7.13% (TSFR01M + 2.81%) 4/15/38	778,000	776,555
F 7.63% (TSFR01M + 3.31%) 4/15/38	364,000	363,092
•JW Commercial Mortgage Trust 7.51% (TSFR01M + 3.19%) 6/15/39	260,000	257,816
•KSL Commercial Mortgage Trust 5.86% (TSFR01M + 1.54%) 12/15/39	487,000	485,783
•LBA Trust 8.76% (TSFR01M + 4.44%) 6/15/39	112,000	111,468
•LoanCore Issuer LLC 5.70% (TSFR01M + 1.39%) 8/17/42	640,000	639,200
•MHC Commercial Mortgage Trust
E 6.53% (TSFR01M + 2.22%) 4/15/38	843,437	841,329
F 7.03% (TSFR01M + 2.72%) 4/15/38	99,425	99,176
•MHP Trust 7.18% (TSFR01M + 2.86%) 7/15/38	387,313	383,441
•Morgan Stanley Capital I Trust 4.28% 7/11/40	234,000	218,461
•PKHL Commercial Mortgage Trust 7.78% (TSFR01M + 3.46%) 7/15/38	108,752	68,264
•PRM5 Trust 5.25% 3/10/33	700,000	687,225
•SCG Commercial Mortgage Trust 7.26% (TSFR01M + 2.95%) 3/15/35	410,000	409,653
•SREIT Trust
A 5.16% (TSFR01M + 0.85%) 11/15/38	155,890	154,916
F 7.05% (TSFR01M + 2.73%) 11/15/36	220,754	218,547
F 7.06% (TSFR01M + 2.74%) 11/15/38	852,185	846,645
•STWD Trust 6.36% (TSFR01M + 2.04%) 7/15/36	257,941	256,424
UBS Commercial Mortgage Trust 2.92% 10/15/52	137,681	125,603
•VNDO Trust 3.90% 1/10/35	267,100	257,705
Wells Fargo Commercial Mortgage Trust
*• XA 1.50% 4/15/54	2,781,394	172,693
*• XA 1.80% 7/15/53	3,330,645	243,440
• A 3.75% 6/15/36	169,000	153,544
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
• AS 3.87% 5/15/48		383,992	$382,035
			36,224,561
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $37,758,268)			37,945,446
ΔSOVEREIGN BONDS–2.56%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	186,254
			186,254
Brazil–0.15%
^Brazil Letras do Tesouro Nacional 0.00% 1/1/26	BRL	2,601,000	410,093
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	14,729,000	2,464,680
			2,874,773
Chile–0.03%
Chile Government International Bonds
3.75% 1/14/32	EUR	273,000	294,457
4.34% 3/7/42		252,000	215,987
			510,444
China–0.02%
China Government Bonds 2.11% 8/25/34	CNH	2,700,000	380,023
			380,023
Colombia–0.26%
Colombia Government International Bonds
4.50% 1/28/26		396,000	393,505
8.00% 4/20/33		234,000	240,458
Colombia TES
5.75% 11/3/27	COP	5,560,800,000	1,192,683
6.00% 4/28/28	COP	11,379,400,000	2,415,680
7.75% 9/18/30	COP	4,021,400,000	824,375
			5,066,701
Czech Republic–0.08%
Czech Republic Government Bonds
4.50% 11/11/32	CZK	12,540,000	557,641
5.00% 9/30/30	CZK	23,370,000	1,069,583
			1,627,224
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic–0.04%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	$245,642
5.95% 1/25/27		230,000	230,621
10.75% 6/1/36	DOP	17,550,000	288,315
			764,578
Egypt–0.04%
Egypt Government Bonds
21.38% 2/4/28	EGP	6,398,000	124,787
24.46% 10/1/27	EGP	4,658,000	95,355
Egypt Government International Bonds 8.50% 1/31/47		220,000	166,798
^Egypt Treasury Bills
0.00% 11/18/25	EGP	6,100,000	103,861
0.00% 12/16/25	EGP	13,900,000	232,885
			723,686
Hungary–0.03%
Hungary Government Bonds 7.00% 10/24/35	HUF	136,230,000	359,003
Hungary Government International Bonds
5.25% 6/16/29		244,000	242,925
5.38% 9/12/33	EUR	23,000	25,989
			627,917
Indonesia–0.15%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	193,998
Indonesia Treasury Bonds
6.75% 7/15/35	IDR	7,400,000,000	435,206
7.00% 5/15/27	IDR	12,908,000,000	782,633
7.13% 6/15/38	IDR	18,460,000,000	1,102,355
8.25% 5/15/36	IDR	6,132,000,000	396,819
			2,911,011
Ireland–0.34%
Ireland Government Bonds 2.60% 10/18/34	EUR	6,334,137	6,625,922
			6,625,922
Ivory Coast–0.01%
Ivory Coast Government International Bonds 6.38% 3/3/28		200,000	200,679
			200,679
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	188,001
			188,001
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–0.16%
Malaysia Government Bonds
3.83% 7/5/34	MYR	2,994,000	$676,661
3.89% 8/15/29	MYR	5,739,000	1,308,828
4.64% 11/7/33	MYR	5,041,000	1,208,568
			3,194,057
Mexico–0.23%
Mexico Bonos
7.00% 9/3/26	MXN	29,847,400	1,429,195
7.50% 5/26/33	MXN	36,816,800	1,620,627
7.75% 11/13/42	MXN	3,940,400	158,020
8.50% 3/1/29	MXN	11,000,000	530,641
8.50% 5/31/29	MXN	5,151,600	248,514
Mexico Government International Bonds
6.35% 2/9/35		200,000	200,342
7.38% 5/13/55		315,000	321,773
			4,509,112
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	203,056
			203,056
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	168,437
			168,437
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	206,538
			206,538
Peru–0.01%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	244,666
Peruvian Government International Bonds 1.86% 12/1/32		23,000	17,887
			262,553
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	143,056
			143,056
Poland–0.17%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	678,784	154,130
4.75% 7/25/29	PLN	3,830,000	968,874
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government Bonds (continued)
5.00% 10/25/34	PLN	2,098,000	$513,274
5.75% 4/25/29	PLN	6,515,000	1,711,657
Republic of Poland Government International Bonds
4.88% 10/4/33		22,000	21,649
5.50% 4/4/53		33,000	31,054
			3,400,638
Romania–0.01%
Romania Government International Bonds
2.12% 7/16/31	EUR	31,000	27,413
5.25% 11/25/27		28,000	27,902
5.88% 7/11/32	EUR	75,000	80,137
6.25% 9/10/34	EUR	76,000	81,562
			217,014
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	279,509
			279,509
South Africa–0.31%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	28,022,820	1,356,226
8.00% 1/31/30	ZAR	73,298,194	3,828,424
9.00% 1/31/40	ZAR	13,493,767	607,678
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	206,415
5.75% 9/30/49		251,000	184,902
			6,183,645
Spain–0.42%
Spain Government Bonds 3.15% 4/30/35	EUR	7,760,000	8,245,374
			8,245,374
Turkey–0.02%
Turkiye Government Bonds
30.00% 9/12/29	TRY	7,780,000	180,678
31.08% 11/8/28	TRY	6,842,000	164,414
			345,092
Ukraine–0.00%
πφUkraine Government International Bonds
1.75% 2/1/29		57,688	37,504
1.75% 2/1/34		38,458	20,584
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
πφUkraine Government International Bonds (continued)
3.00% 2/1/30		5,252	$2,722
7.75% 2/1/34		19,626	7,765
7.75% 2/1/35		16,585	9,122
7.75% 2/1/36		13,821	7,883
			85,580
Uruguay–0.01%
Oriental Republic of Uruguay 5.25% 9/10/60		71,000	64,929
Uruguay Government International Bonds
5.75% 10/28/34		55,984	58,223
9.75% 7/20/33	UYU	3,954,133	94,667
			217,819
Total Sovereign Bonds (Cost $51,133,634)			50,348,693
U.S. TREASURY OBLIGATIONS–1.47%
U.S. Treasury Bonds 4.63% 2/15/55		603,200	607,253
U.S. Treasury Notes
3.50% 9/15/25		4,587,100	4,572,801
4.00% 12/15/25		14,898,000	14,886,826
4.13% 2/28/27		973,500	977,189
4.63% 9/30/28		7,722,300	7,902,085
Total U.S. Treasury Obligations (Cost $28,704,104)			28,946,154

	Number of Shares
EXCHANGE-TRADED FUNDS–2.74%
Health Care Select Sector SPDR® Fund	6,110	892,121
iShares 0-5 Year TIPS Bond ETF	21,886	2,264,544
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,097,912
iShares China Large-Cap ETF	54,284	1,945,539
iShares MSCI Brazil ETF	26,620	688,127
iShares MSCI China ETF	16,664	906,522
KraneShares CSI China Internet ETF	57,160	1,995,456
SPDR Blackstone Senior Loan ETF	24,781	1,019,243
SPDR® Gold Shares	131,953	38,020,937
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	2,909,679
VanEck Semiconductor ETF	5,864	1,240,060
Total Exchange-Traded Funds (Cost $50,110,423)		53,980,140
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.49%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	68,678,294	$68,678,294
Total Money Market Fund (Cost $68,678,294)		68,678,294

	Principal Amount°
SHORT-TERM INVESTMENTS–9.17%
U.S. TREASURY OBLIGATIONS–9.17%
≠U.S. Treasury Bills
4.27% 5/27/25	7,000,000	6,954,523
4.28% 5/27/25	7,100,000	7,053,834
4.28% 6/3/25	10,250,000	10,174,674
4.28% 6/10/25	9,000,000	8,926,762
4.28% 6/24/25	4,500,000	4,455,952
4.29% 4/15/25	14,000,000	13,977,024
4.29% 5/1/25	10,000,000	9,965,112
4.30% 4/10/25	10,500,000	10,488,975
4.30% 4/17/25	6,700,000	6,687,493
4.30% 4/22/25	5,250,000	5,237,092
4.30% 5/6/25	9,000,000	8,963,206
4.30% 5/20/25	9,000,000	8,948,409
4.31% 4/22/25	5,000,000	4,987,706
4.31% 5/8/25	300,000	298,696
4.31% 5/13/25	8,000,000	7,961,010
4.32% 5/1/25	10,000,000	9,964,708
4.33% 4/3/25	7,250,000	7,248,298
4.33% 4/8/25	12,000,000	11,990,226
4.37% 4/3/25	200,000	199,953
4.41% 5/8/25	7,000,000	6,969,665
4.43% 4/8/25	100,000	99,918
4.46% 6/5/25	10,500,000	10,420,470
4.47% 5/22/25	12,750,000	12,674,499
4.50% 5/29/25	6,000,000	5,959,429
		180,607,634
Total Short-Term Investments (Cost $180,608,321)		180,607,634

Notional Amount
OPTIONS PURCHASED–0.32%
Over-The-Counter–0.04%
Call Swaptions–0.00%
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $4,952,300 CITI	4,952,300	$1,330
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $3,996,783 GSI	3,996,783	$1,251
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $3,928,399 DB	3,928,399	1,641
		4,222
Put Swaptions–0.01%
10 Year Interest Rate Swap, expiration date 6/27/25, notional amount $10,761,844 CITI	10,761,844	58,310
CDX.NA.HY.S43, expiration date 4/16/25, notional amount $2,080,000 MSC	2,080,000	6,275
CDX.NA.HY.S43, expiration date 4/16/25, notional amount $2,200,000 BNP	2,200,000	6,637
CDX.NA.HY.S44, expiration date 4/16/25, notional amount $1,800,000 GSI	1,800,000	7,920
		79,142

	Number of Contracts

Barrier Options–0.00%
CNH vs JPY, one touch, barrier price CNH19.00, Strike price CNH19, expiration date 4/30/25, notional amount CNH11,737,440 JPMC	617,760	684
EUR vs CZK, one touch, barrier price CZK24.50, Strike price CZK24.5, expiration date 6/6/25, notional amount CZK1,862,000 BOA	76,000	7,534
EUR vs USD, one touch, barrier price EUR1.01, Strike price EUR1.01, expiration date 4/24/25, notional amount EUR48,705 BCLY	48,223	151
EUR vs USD, one touch, barrier price EUR1.02, Strike price EUR1.02, expiration date 4/16/25, notional amount EUR79,356 HSBC	77,800	213
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs AUD, one touch, barrier price USD0.67, Strike price $0.665, expiration date 6/16/25, notional amount $55,129 UBS	82,900	$3,558
USD vs CAD, up and out, barrier price CAD1.47, Strike price CAD1.47, expiration date 4/22/25, notional amount CAD4,591,883 UBS	3,123,730	4,201
USD vs CAD, one touch, barrier price CAD1.48, Strike price CAD1.48, expiration date 5/16/25, notional amount CAD38,961 HSBC	26,325	3,095
USD vs CAD, one touch, barrier price CAD1.53, Strike price CAD1.525, expiration date 7/18/25, notional amount CAD80,171 UBS	52,571	3,066
USD vs CLP, one touch, barrier price CLP950.00, Strike price CLP950, expiration date 4/8/25, notional amount CLP31,207,500 BOA	32,850	17,327
USD vs CNH, up and out, barrier price CNH7.35, Strike price CNH7.35, expiration date 7/2/25, notional amount CNH4,921,780 HSBC	669,630	2,019
USD vs CNH, one touch, barrier price CNH7.63, Strike price CNH7.63, expiration date 4/30/25, notional amount CNH659,537 HSBC	86,440	77
USD vs INR, one touch, barrier price INR88.00, Strike price INR88, expiration date 4/30/25, notional amount INR3,699,520 SCB	42,040	965
USD vs JPY, down and out, barrier price JPY144.00, Strike price JPY144, expiration date 8/7/25, notional amount JPY154,944,000 UBS	1,076,000	4,941
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs JPY, down and out, barrier price JPY147.00, Strike price JPY147, expiration date 5/19/25, notional amount JPY48,657,000 UBS	331,000	$833
USD vs JPY, down and out, barrier price JPY150.00, Strike price JPY150, expiration date 6/5/25, notional amount JPY97,950,000 UBS	653,000	5,916
USD vs MXN, down and out, barrier price MXN19.90, Strike price $19.9, expiration date 6/17/25, notional amount $10,407,700 UBS	523,000	715
USD vs TWD, one touch, barrier price TWD34.60, Strike price $34.6, expiration date 8/29/25, notional amount $1,730,000 SCB	50,000	4,644
		59,939
Call Options–0.02%
EUR vs NOK Strike price NOK11.8, expiration date 5/8/25, notional amount NOK2,891,000 BCLY	245,000	265
EUR vs USD Strike price EUR1.06, expiration date 4/15/25, notional amount EUR7,143,992 JPMC	6,739,615	157,863
EUR vs USD Strike price EUR1.07, expiration date 4/3/25, notional amount EUR331,700 BNP	310,000	3,790
EUR vs USD Strike price EUR1.07, expiration date 4/16/25, notional amount EUR13,462,753 BNP	12,582,012	196,033
EUR vs USD Strike price EUR1.08, expiration date 5/5/25, notional amount EUR808,920 BNP	749,000	9,173
EUR vs USD Strike price EUR1.12, expiration date 5/16/25, notional amount EUR3,892,659 MSC	3,475,588	9,170
Intuit, Inc. Strike price $610, expiration date 4/17/25, notional amount $1,539,640 CITI	2,524	42,563
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
USD vs AUD Strike price $0.6375, expiration date 4/8/25, notional amount $493,425 BOA	774,000	$313
USD vs BRL Strike price BRL6, expiration date 4/2/25, notional amount BRL3,996,000 BCLY	666,000	9
USD vs BRL Strike price BRL6.15, expiration date 4/2/25, notional amount BRL3,071,925 MSC	499,500	1
USD vs CAD Strike price CAD1.465, expiration date 4/17/25, notional amount CAD959,897 UBS	655,220	67
USD vs CAD Strike price CAD1.48, expiration date 4/3/25, notional amount CAD10,501,762 BOA	7,095,785	156
USD vs CNH Strike price CNH7.35, expiration date 4/30/25, notional amount CNH4,985,284 JPMC	678,270	752
USD vs JPY Strike price JPY162, expiration date 4/8/25, notional amount JPY117,836,856 MSC	727,388	1
USD vs MXN Strike price MXN20.4, expiration date 4/15/25, notional amount MXN7,160,400 CITI	351,000	5,009
USD vs MXN Strike price MXN21, expiration date 4/14/25, notional amount MXN21,714,000 CITI	1,034,000	4,175
USD vs THB Strike price THB34.3, expiration date 4/29/25, notional amount THB17,733,100 SCB	517,000	2,765
		432,105
Put Options–0.01%
EUR vs NOK Strike price NOK11.55, expiration date 5/8/25, notional amount NOK5,659,500 GSI	490,000	9,158
EUR vs USD Strike price EUR1.02, expiration date 7/15/25, notional amount EUR1,473,900 BCLY	1,445,000	2,711
EUR vs USD Strike price EUR1.055, expiration date 7/15/25, notional amount EUR1,017,020 UBS	964,000	5,874
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
EUR vs USD Strike price EUR1.08, expiration date 4/16/25, notional amount EUR1,034,640 BOA	958,000	$6,220
USD vs BRL Strike price BRL5.75, expiration date 4/10/25, notional amount BRL4,013,500 MSC	698,000	7,829
USD vs JPY Strike price JPY145, expiration date 6/24/25, notional amount JPY1,586,445,000 BOA	10,941,000	120,854
USD vs JPY Strike price JPY156, expiration date 4/8/25, notional amount JPY113,472,528 MSC	727,388	30,055
USD vs KRW Strike price KRW1,460, expiration date 4/29/25, notional amount KRW753,360,000 SCB	516,000	3,029
USD vs MXN Strike price MXN19.9, expiration date 4/15/25, notional amount MXN6,984,900 DB	351,000	490
USD vs SGD Strike price SGD1.33, expiration date 4/3/25, notional amount SGD1,083,950 HSBC	815,000	83
USD vs TRY Strike price TRY40, expiration date 5/29/25, notional amount TRY7,140,000 GSI	178,500	4,053
USD vs ZAR Strike price ZAR18.18, expiration date 4/15/25, notional amount ZAR9,380,880 BOA	516,000	3,399
		193,755
		769,163

Centrally Cleared–0.28%
Call Options–0.23%
Alaska Air Group Strike price $77.5, expiration date 4/17/25, notional amount $821,500	106	7,420
Alphabet Strike price $220, expiration date 4/17/25, notional amount $4,642,000	211	211
Bank of America Strike price $48, expiration date 4/17/25, notional amount $2,793,600	582	2,328
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
CBOE Volatility Index Strike price $30, expiration date 4/16/25, notional amount $258,000	86	$4,816
Citigroup Strike price $75, expiration date 5/16/25, notional amount $712,500	95	15,770
Citigroup Strike price $85, expiration date 4/17/25, notional amount $3,213,000	378	1,512
Delta Air Lines Strike price $77.5, expiration date 4/17/25, notional amount $821,500	106	7,526
Duke Energy Strike price $115, expiration date 4/17/25, notional amount $1,449,000	126	92,610
Eli Lilly & Co. Strike price $930, expiration date 4/17/25, notional amount $1,116,000	12	1,500
Euro STOXX Bank Index Strike price EUR200, expiration date 5/16/25, notional amount EUR3,520,000	352	38,062
†Informatica Strike price $25, expiration date 7/18/25, notional amount $77,500	31	775
Informatica Strike price $35, expiration date 11/21/25, notional amount $119,000	34	2,550
Invesco QQQ Trust Series 1 Strike price $500, expiration date 4/25/25, notional amount $3,750,000	75	12,300
Invesco QQQ Trust Series 1 Strike price $500, expiration date 5/2/25, notional amount $17,000,000	340	74,800
Invesco QQQ Trust Series 1 Strike price $505, expiration date 5/16/25, notional amount $17,170,000	340	90,780
Invesco QQQ Trust Series 1 Strike price $507, expiration date 4/25/25, notional amount $7,554,300	149	8,493
JPMorgan Chase & Co. Strike price $290, expiration date 4/17/25, notional amount $3,045,000	105	630
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
KraneShares CSI China Internet ETF Strike price $38, expiration date 4/17/25, notional amount $4,157,200	1,094	$36,102
KraneShares CSI China Internet ETF Strike price $41, expiration date 5/16/25, notional amount $3,706,400	904	28,928
Lam Research Strike price $85, expiration date 5/16/25, notional amount $748,000	88	9,856
Marvell Technology Strike price $140, expiration date 5/16/25, notional amount $2,100,000	150	750
Sabre Strike price $4.5, expiration date 4/17/25, notional amount $29,700	66	66
Sabre Strike price $5.5, expiration date 6/20/25, notional amount $36,850	67	3,484
Sabre Strike price $6, expiration date 6/20/25, notional amount $80,400	134	2,010
†Sabre Strike price $7, expiration date 4/17/25, notional amount $101,500	145	145
SPDR Gold Shares Strike price $275, expiration date 4/11/25, notional amount $31,790,000	1,156	1,587,188
SPDR Gold Shares Strike price $275, expiration date 4/17/25, notional amount $28,792,500	1,047	1,502,445
SPDR Gold Shares Strike price $282, expiration date 5/16/25, notional amount $10,518,600	373	404,705
U.S. Treasury 5 yr Notes Strike price $109, expiration date 4/25/25, notional amount $1,199,000	11	2,492
U.S. Treasury Long Bond Strike price $126, expiration date 5/23/25, notional amount $1,260,000	10	2,187
Uber Technologies Strike price $72.5, expiration date 4/17/25, notional amount $1,254,250	173	49,478
Union Pacific Strike price $260, expiration date 5/16/25, notional amount $1,586,000	61	7,015
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
UnitedHealth Group Strike price $490, expiration date 4/17/25, notional amount $5,635,000	115	$455,745
Walmart Strike price $110, expiration date 4/17/25, notional amount $7,040,000	640	640
Warner Bros Discovery Strike price $12, expiration date 4/17/25, notional amount $120,000	100	700
Warner Bros Discovery Strike price $14, expiration date 6/20/25, notional amount $134,400	96	1,152
Williams Companies Strike price $60, expiration date 5/16/25, notional amount $2,106,000	351	93,015
Williams Companies Strike price $65, expiration date 4/17/25, notional amount $1,846,000	284	2,840
		4,553,026
Put Options–0.05%
American Airlines Group Strike price $9, expiration date 5/16/25, notional amount $78,300	87	2,262
CommScope Holding Strike price $4, expiration date 5/16/25, notional amount $5,200	13	260
Euro STOXX Bank Index Strike price EUR175, expiration date 4/17/25, notional amount EUR1,225,000	140	18,544
FedEx Strike price $210, expiration date 4/17/25, notional amount $945,000	45	765
Ford Motor Strike price $8.85, expiration date 4/17/25, notional amount $136,290	154	924
†Forward Air Strike price $15, expiration date 4/17/25, notional amount $82,500	55	1,925
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $77, expiration date 4/17/25, notional amount $723,800	94	1,410
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $78, expiration date 4/17/25, notional amount $865,800	111	$3,219
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $78.5, expiration date 4/17/25, notional amount $730,050	93	4,464
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $108, expiration date 4/17/25, notional amount $23,803,200	2,204	156,484
iShares Russell 2000 ETF Strike price $185, expiration date 4/17/25, notional amount $758,500	41	3,034
iShares Russell 2000 ETF Strike price $185, expiration date 5/16/25, notional amount $906,500	49	9,702
iShares Russell 2000 ETF Strike price $190, expiration date 4/17/25, notional amount $1,254,000	66	10,230
NVIDIA Strike price $110, expiration date 4/17/25, notional amount $2,486,000	226	125,430
Southwest Airlines Strike price $22.5, expiration date 6/20/25, notional amount $148,500	66	1,188
Southwest Airlines Strike price $25, expiration date 4/17/25, notional amount $220,000	88	1,144
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR S&P 500 ETF Trust Strike price $525, expiration date 4/17/25, notional amount $840,000	16	$3,200
SPDR S&P 500 ETF Trust Strike price $535, expiration date 4/4/25, notional amount $2,354,000	44	4,004
SPDR S&P 500 ETF Trust Strike price $555, expiration date 4/4/25, notional amount $7,825,500	141	69,231
SPDR S&P 500 ETF Trust Strike price $555, expiration date 5/16/25, notional amount $24,142,500	435	539,835
United Parcel Service Strike price $100, expiration date 4/17/25, notional amount $1,160,000	116	2,552
†Wolfspeed Strike price $2, expiration date 4/4/25, notional amount $3,000	15	45
Wolfspeed Strike price $2, expiration date 4/17/25, notional amount $4,600	23	396
		960,248
		5,513,274
Total Options Purchased (Cost $4,749,399)		6,282,437

TOTAL INVESTMENTS–99.90% (Cost $1,732,298,685)	1,967,648,448

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.19)%
Over-The-Counter–(0.03)%
Call Swaptions–(0.00)%
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $(4,952,300) CITI	(4,952,300)	$(5)
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $(3,996,783) GSI	(3,996,783)	(6)
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $(3,928,399) DB	(3,928,399)	(11)
(22)
Put Swaptions–(0.01)%
30 Year Interest Rate Swap, expiration date 4/22/25, notional amount $(1,723,400) CITI	(1,723,400)	(1,841)
5 Year Interest Rate Swap, expiration date 4/22/25, notional amount GBP(12,190,100) JPMC	(12,190,100)	(22,002)
30 Year Interest Rate Swap, expiration date 4/23/25, notional amount $(999,196) GSI	(999,196)	(1,179)
30 Year Interest Rate Swap, expiration date 4/25/25, notional amount $(982,100) DB	(982,100)	(1,371)
10 Year Interest Rate Swap, expiration date 7/24/25, notional amount $(17,721,750) GSI	(17,721,750)	(17,246)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
10 Year Interest Rate Swap, expiration date 6/4/25, notional amount $(13,482,399) GSI	(13,482,399)	$(69,391)
10 Year Interest Rate Swap, expiration date 6/9/25, notional amount $(13,649,552) JPMC	(13,649,552)	(34,918)
CDX.NA.HY.S43, expiration date 4/16/25, notional amount $(2,080,000) MSC	(2,080,000)	(1,364)
CDX.NA.HY.S43, expiration date 4/16/25, notional amount $(2,200,000) BNP	(2,200,000)	(1,443)
CDX.NA.HY.S43, expiration date 4/16/25, notional amount $(2,160,000) BNP	(2,160,000)	(1,553)
5 Year Interest Rate Swap, expiration date 6/27/25, notional amount $(21,523,687) CITI	(21,523,687)	(52,426)
CDX.NA.HY.S44, expiration date 4/16/25, notional amount $(1,800,000) GSI	(1,800,000)	(360)
(205,094)

Number of Contracts

Call Options–(0.02)%
=5 Year Interest Rate Swap Strike price $3.7, expiration date 6/26/25, notional amount $(72,558,073) MSC	(19,610,290)	(8,326)
EUR vs NOK Strike price NOK12, expiration date 5/08/25, notional amount NOK(5,880,000) GSI	(490,000)	(167)
EUR vs USD Strike price EUR1.07, expiration date 4/16/25, notional amount EUR(13,462,753) MSC	(12,582,012)	(196,033)
EUR vs USD Strike price EUR1.1, expiration date 5/05/25, notional amount EUR(823,900) BNP	(749,000)	(3,510)
EUR vs USD Strike price EUR1.12, expiration date 5/16/25, notional amount EUR(15,570,635) JPMC	(13,902,353)	(36,680)
USD vs AUD Strike price $0.6375, expiration date 4/08/25, notional amount $(493,425) MSC	(774,000)	(313)
USD vs AUD Strike price $0.6375, expiration date 5/28/25, notional amount $(493,425) BOA	(774,000)	(3,240)
USD vs BRL Strike price BRL6.15, expiration date 4/02/25, notional amount BRL(6,143,850) BCLY	(999,000)	(1)
USD vs CLP Strike price CLP950, expiration date 5/23/25, notional amount CLP(665,000,000) BOA	(700,000)	(14,327)
USD vs JPY Strike price JPY155, expiration date 6/24/25, notional amount JPY(1,695,855,000) BOA	(10,941,000)	(52,112)
USD vs JPY Strike price JPY160, expiration date 4/08/25, notional amount JPY(116,382,080) MSC	(727,388)	(1)
USD vs KRW Strike price KRW1,500, expiration date 4/29/25, notional amount KRW(774,000,000) SCB	(516,000)	(1,749)
USD vs MXN Strike price MXN22, expiration date 5/29/25, notional amount MXN(11,374,000) CITI	(517,000)	(2,759)
USD vs TRY Strike price TRY48, expiration date 5/29/25, notional amount TRY(4,284,000) GSI	(89,250)	(1,163)
(320,381)
Put Options–(0.00)%
EUR vs USD Strike price EUR1.005, expiration date 4/03/25, notional amount EUR(7,131,264) BOA	(7,095,785)	(8)
EUR vs USD Strike price EUR1.02, expiration date 7/15/25, notional amount EUR(1,473,900) UBS	(1,445,000)	(2,481)
EUR vs USD Strike price EUR1.025, expiration date 4/15/25, notional amount EUR(6,908,106) JPMC	(6,739,615)	(255)
USD vs BRL Strike price BRL5.75, expiration date 4/10/25, notional amount BRL(4,013,500) BCLY	(698,000)	(8,996)
USD vs BRL Strike price BRL5.75, expiration date 5/29/25, notional amount BRL(4,013,500) MSC	(698,000)	(12,575)
USD vs CLP Strike price CLP930, expiration date 5/29/25, notional amount CLP(595,200,000) CITI	(640,000)	(7,760)
USD vs JPY Strike price JPY140, expiration date 6/24/25, notional amount JPY(1,531,740,000) BOA	(10,941,000)	(49,366)
USD vs JPY Strike price JPY152, expiration date 4/08/25, notional amount JPY(221,125,952) MSC	(1,454,776)	(23,493)
USD vs MXN Strike price MXN19.9, expiration date 4/15/25, notional amount MXN(6,984,900) CITI	(351,000)	(490)
USD vs MXN Strike price MXN20.1, expiration date 5/28/25, notional amount MXN(7,014,900) UBS	(349,000)	(3,112)
USD vs MXN Strike price MXN20.25, expiration date 4/01/25, notional amount MXN(6,743,250) MSC	(333,000)	(23)
USD vs TRY Strike price TRY39.5, expiration date 5/16/25, notional amount TRY(13,983,000) GSI	(354,000)	(6,444)
USD vs ZAR Strike price ZAR18.4, expiration date 4/15/25, notional amount ZAR(6,421,600) GSI	(349,000)	(4,275)
(119,278)
Barrier Options–(0.00)%
USD vs CLP, one touch, barrier price CLP950.00, Strike price CLP1,900,expiration date 4/8/25,notional amount CLP(31,207,500) BOA	(32,850)	$(17,327)
(662,102)
Centrally Cleared–(0.16)%
Put Options–(0.08)%
Air Products and Chemicals Strike price $270, expiration date 4/17/25, notional amount $(324,000)	(12)	(840)
Alaska Air Group Strike price $60, expiration date 4/17/25, notional amount $(456,000)	(76)	(87,248)
Amazon.com Strike price $165, expiration date 6/20/25, notional amount $(3,003,000)	(182)	(66,430)
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Apple Strike price $180, expiration date 6/20/25, notional amount $(774,000)	(43)	$(7,138)
Apple Strike price $190, expiration date 6/20/25, notional amount $(3,458,000)	(182)	(47,684)
Apple Strike price $210, expiration date 4/17/25, notional amount $(2,184,000)	(104)	(18,824)
Bank of America Strike price $38, expiration date 5/16/25, notional amount $(2,017,800)	(531)	(30,798)
Bank of America Strike price $41, expiration date 4/17/25, notional amount $(2,386,200)	(582)	(58,200)
Broadcom Strike price $140, expiration date 6/20/25, notional amount $(3,822,000)	(273)	(140,322)
Capital One Financial Strike price $165, expiration date 4/17/25, notional amount $(825,000)	(50)	(9,250)
Citigroup Strike price $65, expiration date 5/16/25, notional amount $(2,229,500)	(343)	(48,020)
Citigroup Strike price $70, expiration date 4/17/25, notional amount $(3,360,000)	(480)	(97,440)
Delta Air Lines Strike price $60, expiration date 4/17/25, notional amount $(420,000)	(70)	(114,800)
Eli Lilly & Co. Strike price $810, expiration date 4/17/25, notional amount $(972,000)	(12)	(22,080)
Euro STOXX Bank Index Strike price EUR155, expiration date 4/17/25, notional amount EUR(1,085,000)	(140)	(2,838)
FedEx Strike price $170, expiration date 4/17/25, notional amount $(765,000)	(45)	(945)
Forward Air Strike price $10, expiration date 4/17/25, notional amount $(55,000)	(55)	(1,375)
Invesco QQQ Trust Series 1 Strike price $460, expiration date 4/25/25, notional amount $(1,150,000)	(25)	(21,100)
Invesco QQQ Trust Series 1 Strike price $470, expiration date 4/25/25, notional amount $(2,350,000)	(50)	(62,000)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $73, expiration date 5/16/25, notional amount $(934,400)	(128)	(1,792)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $75, expiration date 4/17/25, notional amount $(832,500)	(111)	(666)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $76, expiration date 4/17/25, notional amount $(706,800)	(93)	(744)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $77, expiration date 5/16/25, notional amount $(9,894,500)	(1,285)	(56,540)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $106, expiration date 4/17/25, notional amount $(23,362,400)	(2,204)	(35,264)
iShares Russell 2000 ETF Strike price $150, expiration date 4/17/25, notional amount $(615,000)	(41)	(246)
iShares Russell 2000 ETF Strike price $170, expiration date 4/17/25, notional amount $(1,122,000)	(66)	(1,056)
JPMorgan Chase & Co. Strike price $225, expiration date 4/17/25, notional amount $(900,000)	(40)	(6,560)
JPMorgan Chase & Co. Strike price $230, expiration date 5/16/25, notional amount $(1,886,000)	(82)	(35,424)
JPMorgan Chase & Co. Strike price $245, expiration date 4/17/25, notional amount $(2,572,500)	(105)	(78,015)
Lam Research Strike price $72, expiration date 5/16/25, notional amount $(633,600)	(88)	(38,456)
Live Nation Entertainment Strike price $120, expiration date 4/17/25, notional amount $(516,000)	(43)	(4,730)
Meta Platforms Strike price $480, expiration date 6/20/25, notional amount $(672,000)	(14)	(14,210)
Meta Platforms Strike price $500, expiration date 6/20/25, notional amount $(3,300,000)	(66)	(91,014)
Netflix Strike price $780, expiration date 6/20/25, notional amount $(3,120,000)	(40)	(74,000)
Netflix Strike price $820, expiration date 4/17/25, notional amount $(246,000)	(3)	(2,490)
Netflix Strike price $880, expiration date 4/17/25, notional amount $(880,000)	(10)	(21,250)
NVIDIA Strike price $85, expiration date 6/20/25, notional amount $(2,898,500)	(341)	(75,702)
SPDR Gold Shares Strike price $250, expiration date 6/20/25, notional amount $(7,175,000)	(287)	(14,924)
SPDR S&P 500 ETF Trust Strike price $475, expiration date 4/17/25, notional amount $(760,000)	(16)	(608)
SPDR S&P 500 ETF Trust Strike price $510, expiration date 4/04/25, notional amount $(2,244,000)	(44)	(836)
SPDR S&P 500 ETF Trust Strike price $525, expiration date 5/16/25, notional amount $(22,837,500)	(435)	(226,200)
TransDigm Group Strike price $1,160, expiration date 4/17/25, notional amount $(580,000)	(5)	(2,400)
Union Pacific Strike price $225, expiration date 5/16/25, notional amount $(1,372,500)	(61)	(26,230)
Wells Fargo & Co. Strike price $65, expiration date 4/17/25, notional amount $(1,001,000)	(154)	(8,470)
Williams Companies Strike price $55, expiration date 4/17/25, notional amount $(1,562,000)	(284)	(6,390)
(1,661,549)
Call Options–(0.08)%
Alphabet Strike price $240, expiration date 4/17/25, notional amount $(5,064,000)	(211)	(422)
CBOE Volatility Index Strike price $50, expiration date 4/16/25, notional amount $(430,000)	(86)	(1,290)
Euro STOXX Bank Index Strike price EUR215, expiration date 5/16/25, notional amount EUR(5,676,000)	(528)	(9,278)
KraneShares CSI China Internet ETF Strike price $42, expiration date 4/17/25, notional amount $(4,594,800)	(1,094)	(4,376)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
KraneShares CSI China Internet ETF Strike price $48, expiration date 5/16/25, notional amount $(4,339,200)	(904)	$(22,600)
SPDR Gold Shares Strike price $288, expiration date 5/16/25, notional amount $(16,156,800)	(561)	(405,042)
SPDR Gold Shares Strike price $290, expiration date 4/11/25, notional amount $(33,524,000)	(1,156)	(308,652)
SPDR Gold Shares Strike price $290, expiration date 4/17/25, notional amount $(30,363,000)	(1,047)	(355,980)
SPDR Gold Shares Strike price $295, expiration date 5/16/25, notional amount $(11,003,500)	(373)	(155,168)
United States Steel Strike price $45, expiration date 5/16/25, notional amount $(589,500)	(131)	(45,195)
UnitedHealth Group Strike price $530, expiration date 4/17/25, notional amount $(6,095,000)	(115)	(207,575)
Walmart Strike price $120, expiration date 4/17/25, notional amount $(7,680,000)	(640)	(640)
(1,516,218)
(3,177,767)
Total Options Written (Premiums received $(2,787,190))		(3,839,869)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	5,718,612
NET ASSETS APPLICABLE TO 162,360,482 SHARES OUTSTANDING–100.00%	$1,969,527,191

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
+Delayed settlement. Interest rate to be determined upon settlement date.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $35,990,616, which represented 1.83% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Ltd. Series D	6/6/2022	$966,416	$728,747
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	272,248
Bytedance Ltd. Series E	6/6/2022	3,886,481	5,079,410
Caresyntax, Inc.	6/6/2022	240,886	6,542
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,547,462	1,561,751
Databricks, Inc. Series F	6/6/2022	3,699,435	5,596,342
Databricks, Inc. Series G	6/6/2022	1,010,938	1,529,303
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,378,888
Epic Games, Inc.	6/6/2022	2,952,750	1,641,920
Exo Imaging, Inc. Series C	6/6/2022	407,022	476
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,276,619
Farmers Business Network, Inc.	6/6/2022	1,258,125	49,002
Galaxy Universal LLC	6/6/2022	1,312,741	1,323,347
GM Cruise Holdings LLC Class G	6/6/2022	542,495	27,806
Grand Rounds, Inc.	4/29/2019	1,804,027	776,286
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,125,842
Jumpcloud, Inc. Series F	6/6/2022	166,530	74,049
Lessen Holdings, Inc.	6/6/2022	514,311	159,037
Loadsmart, Inc. Series C	6/6/2022	1,759,432	589,044
Loadsmart, Inc. Series D	6/6/2022	155,855	80,400
Lookout, Inc.	4/29/2019	153,118	16,625
Lookout, Inc. Series F	4/29/2019	2,322,271	385,599
MCM Trust Series 2006-4 A2B	6/6/2022	456,109	384,968
Mercia A-1	6/6/2022	569,883	589,011
Mercia A-2	6/6/2022	1,737,637	1,795,960
Mercia B-1	6/6/2022	100,093	103,452
MNTN Digital, Inc. Series D	6/6/2022	377,132	298,163
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,254,885
Noodle Partners, Inc. Series C	6/6/2022	424,114	100,649
PsiQuantum Corp. Series D	6/6/2022	379,300	552,770
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	292
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	92,256
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	770,523
SambaNova Systems, Inc. Series D	6/6/2022	434,237	289,920
Snorkel AI, Inc. Series B	6/6/2022	41,487	39,971
Snorkel AI, Inc. Series C	6/6/2022	148,614	143,181
Sonder Holdings, Inc.	12/30/2024	0	6,708
Sonder Secured Notes	6/6/2022	1,560,281	1,521,002
TVC DSCR	6/6/2022	578,502	407,401
Ukraine Government International Bonds	8/30/2024	17,747	20,584
Ukraine Government International Bonds	8/30/2024	2,367	2,722
Ukraine Government International Bonds	8/30/2024	6,695	7,765
Ukraine Government International Bonds	8/30/2024	7,265	9,122
Ukraine Government International Bonds	8/30/2024	5,961	7,883
Ukraine Government International Bonds	8/30/2024	37,093	37,504
Ursa Major Technologies, Inc.	6/6/2022	470,678	234,824
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Verge Genomics, Inc. Series B	6/6/2022	$513,271	$700,209
Vita Global FinCo Ltd.	6/6/2022	619,859	541,011
Vita Global FinCo Ltd.	6/6/2022	442,386	398,597
Volta Series C	6/6/2022	174,273	0
Total		$47,201,053	$35,990,616

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	(14,513,207)	USD	2,473,182	4/2/25	$—	$(68,938)
BCLY	BRL	14,513,207	USD	(2,508,337)	4/2/25	33,784	—
BCLY	BRL	(6,018,840)	USD	1,036,873	5/5/25	—	(10,938)
BCLY	COP	1,452,059,000	USD	(350,000)	4/24/25	—	(3,895)
BCLY	EUR	172,099	USD	(176,472)	4/16/25	9,778	—
BCLY	EUR	(76,000)	USD	78,612	4/16/25	—	(3,637)
BCLY	EUR	324,000	USD	(348,797)	4/24/25	1,996	—
BCLY	EUR	93,712	USD	(101,325)	6/18/25	456	—
BCLY	IDR	343,036,911	USD	(20,764)	6/18/25	—	(251)
BCLY	MXN	(70,715,317)	USD	3,491,063	5/20/25	59,136	—
BCLY	MYR	15,574,740	USD	(3,526,569)	4/24/25	—	(9,653)
BCLY	THB	73,614,564	USD	(2,167,206)	4/24/25	6,297	—
BCLY	THB	87,627,236	USD	(2,585,989)	5/20/25	6,251	—
BCLY	TRY	6,963,250	USD	(175,000)	4/30/25	1,051	—
BCLY	TRY	51,799,244	USD	(1,336,017)	5/7/25	—	(37,624)
BCLY	TRY	3,663,240	USD	(89,000)	5/27/25	624	—
BCLY	TRY	3,479,656	USD	(84,616)	6/2/25	22	—
BCLY	TRY	(7,680,750)	USD	175,000	7/31/25	—	(396)
BCLY	ZAR	(102,650,508)	USD	5,574,882	5/20/25	—	(1,126)
BCLY	ZAR	39,008,318	USD	(2,112,085)	6/18/25	1,983	—
BNP	CHF	296,747	USD	(337,000)	4/24/25	—	(615)
BNP	CLP	(117,464,322)	USD	125,785	4/24/25	2,088	—
BNP	INR	(28,225,098)	USD	321,772	6/18/25	—	(6,549)
BNP	JPY	15,986,304,550	USD	(109,020,343)	6/18/25	—	(1,494,913)
BNP	SGD	(198,401)	USD	148,200	4/24/25	333	—
BNP	THB	(87,627,236)	USD	2,607,348	5/20/25	15,107	—
BNP	TRY	5,412,462	USD	(139,919)	5/7/25	—	(4,251)
BNYM	AUD	41,107,126	USD	(25,963,359)	6/18/25	—	(260,832)
BNYM	CAD	1,138,398	USD	(796,297)	4/24/25	—	(4,293)
BNYM	CAD	33,772,217	USD	(23,594,486)	6/18/25	—	(33,995)
BNYM	EUR	(3,918,109)	USD	4,296,383	6/18/25	40,930	—
BNYM	GBP	15,209,187	USD	(19,719,390)	6/18/25	—	(74,370)
BNYM	SEK	69,439,192	USD	(6,940,723)	6/18/25	—	(261)
BOA	CLP	(209,513,222)	USD	224,215	4/24/25	3,586	—
BOA	CNH	20,243,870	USD	(2,791,981)	4/24/25	—	(592)
BOA	CNH	157,007,636	USD	(21,836,058)	6/18/25	—	(110,196)
BOA	EUR	(217,952)	USD	235,688	4/1/25	4	—
BOA	EUR	74,776	USD	(80,766)	4/2/25	98	—
BOA	EUR	(74,777)	USD	80,825	4/16/25	—	(100)
BOA	JPY	44,871,918	USD	(299,013)	4/24/25	958	—
BOA	SGD	5,198,914	USD	(3,922,421)	6/18/25	—	(36,952)
CITI	BRL	6,865,242	USD	(1,191,505)	4/2/25	11,005	—
CITI	BRL	(8,866,890)	USD	1,542,657	4/2/25	—	(10,460)
CITI	BRL	2,001,648	USD	(351,000)	4/2/25	—	(393)
CITI	BRL	(2,002,725)	USD	345,000	5/5/25	—	(3,652)
CITI	BRL	42,192,409	USD	(7,265,221)	6/18/25	6,035	—
CITI	BRL	(25,669,408)	USD	4,340,630	6/18/25	—	(83,124)
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(178,675)	USD	124,950	6/18/25	$301	$—
CITI	CLP	784,695,152	USD	(841,442)	4/24/25	—	(15,114)
CITI	DKK	52,490,575	USD	(7,719,251)	6/18/25	—	(72,248)
CITI	EUR	(6,517,410)	USD	7,265,221	6/18/25	186,671	—
CITI	INR	194,230,510	USD	(2,226,000)	4/16/25	43,486	—
CITI	KRW	12,634,307,501	USD	(8,747,642)	6/18/25	—	(140,814)
CITI	MXN	(80,354,565)	USD	3,913,627	6/18/25	28,040	—
CITI	MXN	7,894,879	USD	(389,392)	6/18/25	—	(7,631)
CITI	NGN	204,774,188	USD	(128,951)	9/4/25	—	(3,566)
CITI	TRY	13,396,126	USD	(325,267)	5/27/25	2,480	—
CITI	UYU	(5,919,235)	USD	137,625	5/20/25	—	(1,898)
CITI	ZAR	(9,752,530)	USD	530,000	4/24/25	—	(904)
DB	AUD	553,000	USD	(344,873)	4/24/25	736	—
DB	BRL	25,572,830	USD	(4,441,717)	4/24/25	19,930	—
DB	CLP	(328,864,000)	USD	344,000	4/24/25	—	(2,312)
DB	COP	(1,445,144,000)	USD	344,000	4/24/25	—	(456)
DB	EUR	(171,698)	USD	176,079	4/16/25	—	(9,738)
DB	EUR	(171,711)	USD	187,070	5/20/25	880	—
DB	EUR	(12,472,200)	USD	13,508,390	6/18/25	—	(37,650)
DB	EUR	(11,360,134)	USD	12,343,820	6/18/25	5,594	—
DB	HUF	(139,109,130)	USD	377,009	5/20/25	4,546	—
DB	JPY	2,004,172,285	USD	(13,508,390)	6/18/25	—	(28,133)
GSI	AUD	4,735,400	USD	(2,990,329)	6/18/25	—	(29,486)
GSI	BRL	(8,610,589)	USD	1,474,219	4/2/25	—	(34,005)
GSI	BRL	(2,008,115)	USD	354,000	4/2/25	2,260	—
GSI	BRL	10,618,704	USD	(1,849,240)	4/2/25	10,724	—
GSI	BRL	(42,806,860)	USD	7,282,060	5/20/25	—	(143,563)
GSI	CHF	(8,421,928)	USD	9,642,552	6/18/25	33,724	—
GSI	EUR	323,000	USD	(349,405)	4/24/25	306	—
GSI	EUR	(324,000)	USD	350,269	4/24/25	—	(525)
GSI	EUR	1,081,093	USD	(1,185,203)	6/18/25	—	(11,030)
GSI	HUF	770,101,997	USD	(2,092,920)	6/18/25	—	(34,104)
GSI	MXN	(7,109,479)	USD	349,000	4/24/25	2,734	—
GSI	MXN	3,522,801	USD	(172,000)	4/24/25	—	(423)
GSI	MYR	(8,878,444)	USD	2,008,698	5/20/25	2,270	—
GSI	NOK	(3,691,253)	USD	349,405	4/24/25	—	(1,455)
GSI	NOK	102,485,861	USD	(9,642,552)	6/18/25	98,572	—
GSI	PEN	566,597	USD	(155,940)	4/24/25	—	(1,816)
GSI	PLN	13,207,782	USD	(3,421,074)	6/18/25	—	(21,050)
GSI	ZAR	62,516,348	USD	(3,425,782)	4/24/25	—	(22,546)
HSBC	AUD	579,543	USD	(363,548)	4/24/25	—	(1,350)
HSBC	CNH	(2,274,388)	USD	316,267	6/18/25	1,550	—
HSBC	COP	1,994,954,910	USD	(476,010)	4/24/25	—	(504)
HSBC	HKD	(31,564,885)	USD	4,070,000	8/15/25	2,732	—
HSBC	INR	64,868,423	USD	(751,353)	4/24/25	6,063	—
HSBC	JPY	1,142,758,121	USD	(7,776,308)	6/18/25	—	(90,006)
HSBC	MXN	83,041,536	USD	(4,111,501)	4/24/25	—	(66,977)
HSBC	NOK	(87,192,057)	USD	8,215,412	6/18/25	—	(72,059)
HSBC	PHP	(2,740,592)	USD	47,833	4/24/25	9	—
HSBC	SGD	665,222	USD	(497,200)	4/24/25	—	(1,412)
HSBC	TRY	(6,740,250)	USD	173,617	5/7/25	4,667	—
HSBC	TWD	283,700,111	USD	(8,645,176)	6/18/25	—	(67,438)
JPMC	CHF	40,285,706	USD	(46,180,208)	6/18/25	—	(217,050)
JPMC	EUR	(11,095,678)	USD	12,301,038	6/18/25	250,036	—
JPMC	EUR	3,310,084	USD	(3,625,005)	6/18/25	—	(29,927)
JPMC	EUR	93,713	USD	(101,744)	6/18/25	38	—
JPMC	GBP	(533,616)	USD	688,996	4/1/25	—	(299)
JPMC	HKD	(146,635,780)	USD	18,905,743	6/18/25	27,237	—
JPMC	IDR	27,157,603,647	USD	(1,654,035)	5/20/25	—	(27,799)
JPMC	IDR	(29,183,680,701)	USD	1,777,434	5/20/25	29,873	—
JPMC	INR	(82,153,698)	USD	943,156	4/16/25	—	(16,769)
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	403,812,186	USD	(2,711,796)	6/18/25	$4,284	$—
JPMC	MXN	(10,872,650)	USD	537,697	5/20/25	10,030	—
JPMC	MXN	181,366,138	USD	(8,961,485)	6/18/25	—	(191,430)
JPMC	NZD	1,752,447	USD	(1,005,533)	6/18/25	—	(8,640)
JPMC	ZAR	89,157,840	USD	(4,865,698)	6/18/25	—	(33,761)
MSC	BRL	1,899,278	USD	(331,000)	4/2/25	1,676	—
MSC	BRL	(1,899,278)	USD	330,758	4/2/25	—	(1,918)
MSC	COP	(21,018,707,607)	USD	5,067,374	5/20/25	75,977	—
MSC	CZK	59,077,564	USD	(2,557,863)	4/24/25	2,767	—
MSC	HUF	607,693,709	USD	(1,641,642)	4/24/25	—	(12,389)
MSC	JPY	1,059,995,263	USD	(7,186,774)	6/18/25	—	(57,143)
MSC	NGN	106,002,600	USD	(64,244)	9/4/25	662	—
RBC	CAD	4,835,600	USD	(3,394,421)	6/18/25	—	(20,964)
RBC	CNH	(2,784,416)	USD	386,016	5/20/25	1,416	—
RBC	EUR	28,000,623	USD	(30,694,065)	6/18/25	—	(282,625)
RBC	MYR	(5,364,318)	USD	1,210,442	5/20/25	—	(1,833)
SCB	EUR	1,338,176	USD	(1,445,996)	4/24/25	2,841	—
SCB	IDR	32,038,300,980	USD	(1,938,895)	4/24/25	—	(17,908)
SCB	THB	17,550,599	USD	(517,000)	4/24/25	1,189	—
SOC	AUD	4,900,000	USD	(3,094,890)	6/18/25	—	(31,130)
SOC	COP	2,165,625,000	USD	(525,000)	4/24/25	—	(8,814)
SOC	EGP	8,762,571	USD	(165,398)	5/27/25	2,945	—
SOC	EUR	5,559,519	USD	(6,095,075)	6/18/25	—	(56,888)
SOC	PLN	4,318,812	USD	(1,116,172)	4/24/25	—	(2,038)
SOC	SGD	(466,944)	USD	349,000	4/24/25	988	—
UBS	CHF	(9,061,612)	USD	10,319,776	6/18/25	—	(18,886)
UBS	CZK	(40,980,101)	USD	1,779,130	5/20/25	1,862	—
UBS	EUR	(99,661)	USD	103,634	4/16/25	—	(4,222)
UBS	EUR	53,805	USD	(58,138)	4/16/25	91	—
UBS	EUR	(353,848)	USD	382,636	4/24/25	—	(474)
UBS	EUR	14,537,335	USD	(15,854,879)	6/18/25	—	(65,899)
UBS	GBP	(21,196,412)	USD	27,481,381	6/18/25	102,931	—
UBS	JPY	48,699,770	USD	(331,906)	6/18/25	—	(4,347)
UBS	PLN	1,479,155	USD	(382,636)	4/24/25	—	(1,054)
UBS	PLN	(14,283,402)	USD	3,698,403	5/20/25	17,398	—
UBS	TRY	6,783,000	USD	(175,000)	4/11/25	935	—
UBS	TRY	(17,031,089)	USD	439,596	5/7/25	12,696	—
UBS	TRY	(8,126,125)	USD	175,000	9/26/25	—	(346)
UBS	ZAR	(7,505,676)	USD	409,221	5/20/25	1,511	—
Total Foreign Currency Exchange Contracts						$1,209,180	$(4,296,772)
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(116)	3 Month SOFR	$(27,948,750)	$(27,862,925)	3/17/26	$—	$(85,825)
508	Australia 10 yr Bonds	35,760,850	35,548,898	6/16/25	211,952	—
560	EURO-BOBL	71,325,122	71,732,023	6/6/25	—	(406,901)
31	Euro-BTP	3,939,304	4,009,053	6/6/25	—	(69,749)
479	Euro-Bund	66,726,538	67,918,405	6/6/25	—	(1,191,867)
(8)	Euro-Buxl	(1,031,646)	(1,092,019)	6/6/25	60,373	—
74	Euro-O.A.T.	9,817,185	9,994,096	6/6/25	—	(176,911)
75	Euro-Schatz	8,673,781	8,671,818	6/6/25	1,963	—
(9)	Japan 10 yr Bonds (OSE)	(8,304,554)	(8,272,132)	6/13/25	—	(32,422)
68	Long Gilt	8,053,954	8,155,490	6/26/25	—	(101,536)
(407)	U.S. Treasury 10 yr Notes	(45,266,031)	(44,977,640)	6/18/25	—	(288,391)
(1,672)	U.S. Treasury 10 yr Ultra Notes	(190,817,000)	(187,829,739)	6/18/25	—	(2,987,261)
1,555	U.S. Treasury 5 yr Notes	168,182,969	167,560,119	6/30/25	622,850	—
110	U.S. Treasury Bonds	12,900,937	12,749,840	6/18/25	151,097	—
(1,832)	U.S. Treasury Note	(379,538,877)	(378,589,920)	6/30/25	—	(948,957)
320	U.S. Treasury Ultra Bonds	39,120,000	38,942,726	6/18/25	177,274	—
					1,225,509	(6,289,820)
Equity Contracts:
(2)	CBOE Volatility Index	(41,687)	(40,558)	4/16/25	—	(1,129)
(1)	CBOE Volatility Index	(20,487)	(22,697)	5/21/25	2,210	—
1	CBOE Volatility Index	20,390	19,523	6/18/25	867	—
1	CBOE Volatility Index	20,633	21,073	10/22/25	—	(440)
1	CBOE Volatility Index	20,550	20,103	11/19/25	447	—
(200)	E-mini NASDAQ 100 Index	(77,758,000)	(79,536,108)	6/20/25	1,778,108	—
92	E-mini Russell 2000 Index	9,324,660	9,481,381	6/20/25	—	(156,721)
112	E-mini S&P 500 Index	31,658,200	32,015,834	6/20/25	—	(357,634)
82	Euro STOXX 50 Index	4,600,908	4,809,827	6/20/25	—	(208,919)
263	Euro STOXX Bank Index	2,585,742	2,690,354	6/20/25	—	(104,612)
(17)	FTSE 100 Index	(1,886,781)	(1,918,195)	6/20/25	31,414	—
188	IFSC Nifty 50 Index	8,786,556	8,906,185	4/24/25	—	(119,629)
132	Nikkei 225 Index (OSE)	31,382,892	32,344,075	6/12/25	—	(961,183)
4	S&P / TSX 60 Index	832,549	820,234	6/19/25	12,315	—
					1,825,361	(1,910,267)
Total Futures Contracts					$3,050,870	$(8,200,087)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(17,609)	$(21,407)	$3,798	$—
Protection Sold
CDX.NA.HY.39- Quarterly[3]	1,954,835	(5.00%)	12/20/27	114,696	(16,079)	130,775	—
CDX.NA.HY.41- Quarterly[3]	3,773,088	(5.00%)	12/20/28	227,277	105,949	121,328	—
CDX.NA.HY.43- Quarterly[3]	123,068	(5.00%)	12/20/29	6,774	6,341	433	—
CDX.NA.IG.39- Quarterly[4]	1,578,595	(1.00%)	12/20/27	26,504	1,336	25,168	—
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Protection Sold (continued)
ITRAXX Europe.42- Quar- terly[5]	EUR 3,204,710	(1.00%)	12/20/29	$62,610	$66,294	$—	$(3,684)
ITRAXX Europe.42- Quar- terly[5]	EUR 8,586,899	(5.00%)	12/20/29	694,928	739,079	—	(44,151)
					902,920	277,704	(47,835)
					881,513	281,502	(47,835)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
GSI Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	275,000	(5.00%)	6/20/30	$(40,380)	$(41,916)	$1,536	$—
BNP Best Buy Co., Inc. 4.45 - 10/01/2028 - Quarterly	481,766	(5.00%)	12/20/29	(91,489)	(92,977)	1,488	—
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(8,909)	(3,281)	—	(5,628)
JPMC Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(8,422)	9,122	—	(17,544)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(607)	341	—	(948)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	2,312	1,319	993	—
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	5,008	3,703	1,305	—
JPMC Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(18,442)	18,713	—	(37,155)
BNP Deutsche Bank AG 1.75 - 11/29/2030 - Quarterly	EUR 457,382	(1.00%)	12/20/29	(2,794)	(2,819)	25	—
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(25,541)	(18,201)	—	(7,340)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(12,771)	(8,044)	—	(4,727)
JPMC Intesa Sanpaolo SpA 3.92 - 02/24/2026 - Quarterly	EUR 435,236	(1.00%)	12/20/29	2,395	—	2,395	—
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	(2,790)	6,288	—	(9,078)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	(621)	1,335	—	(1,956)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	(577)	1,242	—	(1,819)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	815	7,077	—	(6,262)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	896	7,789	—	(6,893)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	489	4,469	—	(3,980)
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	$652	$6,133	$—	$(5,481)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	1,304	11,636	—	(10,332)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	(73)	2,595	—	(2,668)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(8,523)	6,816	—	(15,339)
GSI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	6/20/30	6,004	4,191	1,813	—
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 205,000	(1.00%)	12/20/29	5,860	9,556	—	(3,696)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	15,533	5,738	9,795	—
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	15,000	(1.00%)	12/20/28	4,601	1,355	3,246	—
					(57,820)	22,596	(140,846)
Protection Sold
DB Altice France SA 5.88 - 02/01/2027 - Quarterly	EUR 327,000	(5.00%)	12/20/29	(67,616)	(59,392)	—	(8,224)
BNP Comcast Cable Commu- nications LLC 8.5 - 05/01/2027 - Quarterly	481,766	(1.00%)	12/20/29	10,336	9,611	725	—
DB Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 112,907	(5.00%)	12/20/29	(11,742)	(10,888)	—	(854)
GSI Forvia SE 3.13 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/29	6,299	7,718	—	(1,419)
BNP Hannover Rueck SE 1.13 - 10/09/2039 - Quarterly	EUR 228,691	(1.00%)	12/20/29	1,533	1,369	164	—
BNP ITRAXX.XO - Quarterly[6]	EUR 743,000	(5.00%)	12/20/29	84,176	89,633	—	(5,457)
BNP Muenchener Rueckversicherungs- Gesellschaft AG 1.25 - 05/26/2041 - Quarterly	EUR 228,691	(1.00%)	12/20/29	1,554	1,422	132	—
JPMC Swedbank AB 3.00 - 12/05/2027 - Quarterly	EUR 435,236	(1.00%)	12/20/29	(3,783)	(1,242)	—	(2,541)
GSI Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 28,400	(5.00%)	6/20/29	1,409	967	442	—
BOA Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 248,220	(5.00%)	6/20/29	12,315	8,641	3,674	—
JPMC Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 225,780	(5.00%)	6/20/29	11,202	8,680	2,522	—
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	7,901	3,048	4,853	—
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/29	$7,182	$7,213	$—	$(31)
CITI Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/29	13,565	14,408	—	(843)
					81,188	12,512	(19,369)
					23,368	35,108	(160,215)
Total CDS Contracts					$904,881	$316,610	$(208,050)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$47,338	$47,338	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(797,262)	$290	$—	$(797,552)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	585,084	51	585,033	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	149,736	26	149,710	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	76,087	15	76,072	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	74,922	14	74,908	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(72,883)	1,056	—	(73,939)
EUR 8,364,000	2.34	ESTR12M	Pay	Annual	1/19/33	(107,476)	92	—	(107,568)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	240,132	(13)	240,145	—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	189,964	180	189,784	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	151,638	91	151,547	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	110,491	117	110,374	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	22,308	116	22,192	—
JPY 3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	82,880	50	82,830	—
ZAR 31,862,611	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(8,533)	—	—	(8,533)
ZAR 46,871,024	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(18,225)	7	—	(18,232)
ZAR 1,499,136	6.92	JIBAR03M	Receive	Quarterly	9/23/26	320	—	320	—
ZAR 18,408,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	2,384	4	2,380	—
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	1,453,513	15,042	1,438,471	—
PLN 7,565,363	5.24	WIBOR06M	Receive	Semiannual	9/19/26	(8,079)	7	—	(8,086)
PLN 0	0.00	WIBOR06M	Receive	Semiannual	9/19/26	(2,167)	—	—	(2,167)
MXN 9,721,624	8.97	MTIIE01M	Receive	Monthly	12/14/29	(17,529)	4	—	(17,533)
PLN 6,310,411	5.14	WIBOR06M	Receive	Semiannual	3/19/27	(7,067)	6	—	(7,073)
PLN 3,786,246	5.13	WIBOR06M	Receive	Semiannual	3/19/27	(4,003)	4	—	(4,007)
ZAR 34,836,522	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(15,175)	20	—	(15,195)
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
48,525,500	4.29	FEDL12M	Receive	Annual	6/18/25	$(830)	$68	$—	$(898)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	142,813	33	142,780	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	21,721	238	21,483	—
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	22,683	243	22,440	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	252,537	82	252,455	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	481,109	—	481,109	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(256,888)	74	—	(256,962)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(256,344)	76	—	(256,420)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	2,766,756	56,622	2,710,134	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,370,956	13,041	1,357,915	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	5,782,043	185,873	5,596,170	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	5,939,389	240,802	5,698,587	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	221,202	24,635	196,567	—
EUR 19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	772,414	169	772,245	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	152,519	214	152,305	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	73,048	69	72,979	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	318,772	116	318,656	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	286,690	109	286,581	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	547,152	127	547,025	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	39,603	36	39,567	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	(51,655)	119	—	(51,774)
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(111,171)	147	—	(111,318)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	36,682	154	36,528	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(395,438)	25,556	—	(420,994)
MXN 112,752,469	9.26	MTIIE01M	Pay	Monthly	11/18/26	110,845	20	110,825	—
MXN 100,589,445	9.04	MTIIE01M	Pay	Monthly	11/14/29	193,318	42	193,276	—
PLN 2,462,681	4.94	WIBOR06M	Pay	Semiannual	3/19/30	8,110	6	8,104	—
PLN 1,477,609	4.88	WIBOR06M	Pay	Semiannual	3/19/30	3,917	4	3,913	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(140,710)	244	—	(140,954)
GBP 14,863,600	4.00	SONIA12M	Pay	Annual	1/16/30	(19,543)	506	—	(20,049)
EUR 334,000	2.42	EURIBOR06M	Pay	Annual/Semiannual	1/31/30	29	93	—	(64)
PLN 1,508,000	4.91	WIBOR06M	Pay	Semi-Annual	3/19/30	4,390	4	4,386	—
EUR 671,000	2.43	EURIBOR06M	Pay	Annual/Semiannual	2/3/30	589	1,633	—	(1,044)
CZK 17,561,000	3.46	PRIBOR06M	Pay	Semi-Annual	3/19/30	(3,573)	8	—	(3,581)
HUF 377,601,000	6.50	EURIBOR06M	Pay	Annual/Semiannual	3/19/27	(1,829)	5	—	(1,834)
HUF 149,962,000	6.55	EURIBOR06M	Pay	Annual/Semiannual	3/19/30	(3,066)	4	—	(3,070)
CNH 6,122,000	1.58	7 day CNH Repo Fixing	Pay	At Maturity	3/19/28	(236)	8	—	(244)
CZK 7,844,116	3.66	PRIBOR06M	Pay	Semi-Annual	6/18/30	1,582	936	646	—
CZK 4,374,000	3.56	PRIBOR06M	Pay	Semi-Annual	6/18/30	2	2	—	—
MXN 47,174,281	9.31	MTIIE01M	Receive	Monthly	1/9/26	(18,334)	2	—	(18,336)
MXN 9,583,000	8.65	MTIIE01M	Receive	Monthly	2/7/30	(11,361)	4	—	(11,365)
537,414	3.99	SOFR12M	Receive	Annual	2/19/55	(18,199)	18	—	(18,217)
973,478	3.88	SOFR12M	Receive	Annual	3/20/27	(2,614)	120	—	(2,734)
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	(79,215)	193	—	(79,408)
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	182,233	160	182,073	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	217,219	135	217,084	—
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	(319,009)	144	—	(319,153)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	133,671	117	133,554	—
MXN 73,317,000	8.47	MTIIE01M	Pay	Monthly	2/25/26	8,983	4	8,979	—
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	(16,907)	196	—	(17,103)
							$570,390	$22,692,132	$(2,795,407)

Counterparty	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BCLY	BRL 5,875,092	14.18	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	$1,113	$—	$1,113	$—
BCLY	BRL 41,553	11.83	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(49)	—	—	(49)
BCLY	BRL 2,430,893	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(6,930)	—	—	(6,930)
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(380,197)	—	—	(380,197)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,124)	—	—	(2,124)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(286,888)	—	—	(286,888)
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Counterparty	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BNP	BRL 4,549,151	11.57	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	$43,243	$—	$43,243	$—
BNP	BRL 7,346,628	11.49	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	73,468	—	73,468	—
BNP	BRL 4,993,617	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(91,398)	—	—	(91,398)
BNP	BRL 11,949,076	10.98	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(25,113)	—	—	(25,113)
BNP	BRL 9,150,124	12.16	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(8,639)	—	—	(8,639)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(396,574)	—	—	(396,574)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(326,582)	—	—	(326,582)
BOA	BRL 5,983,000	14.55	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(5,219)	—	—	(5,219)
CITI	BRL 2,937,871	15.41	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	(7,763)	—	—	(7,763)
JPMC	COP 6,920,211,832	9.81	COP-IBR 1 Day	Receive	At Maturity	5/10/25	5,132	—	5,132	—
MSC	COP 4,370,234,797	9.73	COP-IBR 1 Day	Receive	At Maturity	5/10/25	4,082	—	4,082	—
								—	127,038	(1,537,476)
Total IRS Contracts								$570,390	$22,819,170	$(4,332,883)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	670	4.39%	12/19/25	$(316)	$—	$(316)
GSI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	876	(0.01%)	12/19/25	(446)	—	(446)
JPMC- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares Broad USD High Yield Corporate Bond ETF	581	(1.00%)	12/19/25	476	476	—
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	714	(1.00%)	12/19/25	(1,246)	—	(1,246)
DB- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ High Yield Cor- porate Bond ETF	930	(0.01%)	12/19/25	263	263	—
JPMC- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	74,549	4.44%	6/20/25	(17,105)	—	(17,105)
GSI- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	30,843	3.44%	6/20/25	(16,403)	—	(16,403)
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BNP- Receive variable amounts based on SOFR12M and pay quarterly payments based on Invesco Senior Loan ETF	(18,705)	(4.29%)	5/14/25	$2,180	$2,180	$—
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(37,294)	(3.74%)	6/17/25	12,766	12,766	—
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	68,083	4.34%	6/17/25	(15,545)	—	(15,545)
JPMC- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(99,573)	(3.74%)	6/17/25	34,085	34,085	—
BOA- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	18,963	3.59%	6/17/25	(10,154)	—	(10,154)
MSC- Receive variable amounts based on SOFR12M and pay quarterly payments based on Invesco Senior Loan ETF	(9,574)	(4.19%)	5/30/25	479	479	—
Total TRS Contracts					$50,249	$(61,215)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Armenia
JPMC - Talabat Holding PLC - Monthly	1,366,864	5.08%	4/14/2025	543,352	$(14,915)	$—	$(14,915)
Saudi Arabia
JPMC - Derayah Financial Co. - Monthly	10,647	5.08%	4/14/2025	110,702	(6,250)	—	(6,250)
JPMC - Dr. Soliman Abdel Kader Fakeeh Hospital Co. - Monthly	7,690	5.08%	4/14/2025	108,454	(6,771)	—	(6,771)
JPMC - Nice One Beauty Digital Marketing Co. - Monthly	5,076	5.08%	4/14/2025	56,905	(2,236)	—	(2,236)
JPMC - Rasan Information Technology Co. - Monthly	21,745	5.08%	4/14/2025	407,394	67,378	67,378	—
JPMC - United International Holding Co. - Monthly	256	5.08%	4/14/2025	10,784	955	955	—
United States
JPMC - AMC Networks, Inc. - Monthly	20,226	4.53%	4/14/2025	140,571	(1,416)	—	(1,416)
JPMC - Eagle Bancorp, Inc. - Monthly	3,766	4.53%	4/14/2025	78,521	565	565	—
JPMC - Flagstar Financial, Inc. - Monthly	68,567	4.53%	4/14/2025	751,494	45,254	45,254	—
JPMC - Informatica, Inc. - Monthly	11,716	4.53%	4/14/2025	210,068	(5,624)	—	(5,624)
JPMC - Paramount Global - Monthly	2,359	4.53%	4/14/2025	28,308	(94)	—	(94)
Total Long Equities						$114,152	$(37,306)
Short Equities
Australia
JPMC - Dexus - Monthly	(81,479)	4.08%	4/14/2025	(385,299)	24,841	24,841	—
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Australia (continued)
JPMC - Lynas Rare Earths Ltd. - Monthly	(93,337)	4.08%	4/14/2025	(420,159)	$17,157	$17,157	$—
JPMC - Mineral Resources Ltd. - Monthly	(35,804)	4.08%	4/14/2025	(492,334)	(43,926)	—	(43,926)
JPMC - Pro Medicus Ltd. - Monthly	(815)	4.08%	4/14/2025	(131,689)	29,945	29,945	—
JPMC - SEEK Ltd. - Monthly	(22,026)	4.08%	4/14/2025	(322,066)	27,539	27,539	—
JPMC - Treasury Wine Estates Ltd. - Monthly	(79,394)	4.08%	4/14/2025	(509,775)	26,084	26,084	—
Brazil
JPMC - Cosan SA - Monthly	(182,645)	3.93%	4/14/2025	(223,354)	(13,816)	—	(13,816)
JPMC - Localiza Rent a Car SA - Monthly	(56,520)	3.88%	4/14/2025	(290,021)	(42,971)	—	(42,971)
CITI - Marfrig Global Foods SA - Monthly	(46,751)	3.92%	4/21/2025	(145,643)	(2,316)	—	(2,316)
JPMC - Marfrig Global Foods SA - Monthly	(90,936)	3.78%	4/14/2025	(235,898)	(51,900)	—	(51,900)
JPMC - Natura & Co. Holding SA - Monthly	(65,111)	0.67%	4/14/2025	(146,669)	31,769	31,769	—
CITI - Natura & Co. Holding SA - Monthly	(35,579)	8.83%	4/21/2025	(59,300)	(3,485)	—	(3,485)
JPMC - Suzano SA - Monthly	(18,707)	3.93%	4/14/2025	(179,367)	5,195	5,195	—
Britain
JPMC - International Paper Co. - Monthly	(11,551)	4.08%	4/14/2025	(576,817)	(38,674)	—	(38,674)
JPMC - JD Sports Fashion PLC - Monthly	(42,517)	4.08%	4/14/2025	(42,617)	5,325	5,325	—
CITI - Rentokil Initial PLC - Monthly	(138,052)	4.08%	4/21/2025	(618,870)	(1,001)	—	(1,001)
JPMC - St. James's Place PLC - Monthly	(13,096)	4.08%	4/14/2025	(170,674)	5,397	5,397	—
Canada
CITI - Brookfield Asset Management Ltd. - Monthly	(13,188)	4.13%	4/21/2025	(678,486)	40,095	40,095	—
JPMC - Power Corp. of Canada - Monthly	(2,608)	4.08%	4/14/2025	(88,478)	(3,732)	—	(3,732)
CITI - Restaurant Brands International, Inc. - Monthly	(4,684)	4.13%	4/21/2025	(317,137)	4,892	4,892	—
China
CITI - Avolta AG - Monthly	(7,601)	4.07%	4/21/2025	(341,050)	10,789	10,789	—
JPMC - Avolta AG - Monthly	(1,510)	4.07%	4/14/2025	(68,801)	3,192	3,192	—
JPMC - Bachem Holding AG - Monthly	(2,582)	4.07%	4/14/2025	(163,609)	12,430	12,430	—
CITI - Clariant AG - Monthly	(24,025)	4.07%	4/21/2025	(277,917)	19,255	19,255	—
JPMC - Clariant AG - Monthly	(4,157)	4.07%	4/14/2025	(48,484)	3,728	3,728	—
CITI - Georg Fischer AG - Monthly	(2,978)	4.07%	4/21/2025	(230,165)	14,060	14,060	—
JPMC - Georg Fischer AG - Monthly	(1,517)	4.07%	4/14/2025	(125,126)	15,042	15,042	—
CITI - Sandoz Group AG - Monthly	(18,209)	4.07%	4/21/2025	(788,195)	25,834	25,834	—
CITI - Swatch Group AG - Monthly	(3,896)	4.07%	4/21/2025	(697,610)	29,561	29,561	—
JPMC - Tecan Group AG - Monthly	(435)	4.07%	4/14/2025	(92,241)	10,276	10,276	—
CITI - Temenos AG - Monthly	(6,117)	4.07%	4/21/2025	(485,407)	14,549	14,549	—
Comoros
CITI - CRRC Corp. Ltd. - Monthly	(354,000)	4.03%	4/21/2025	(233,169)	12,984	12,984	—
Denmark
CITI - BASF SE - Monthly	(6,146)	4.07%	4/21/2025	(331,174)	26,171	26,171	—
CITI - SAP SE - Monthly	(1,302)	4.07%	4/21/2025	(358,863)	14,784	14,784	—
Faeroe Islands
CITI - Zealand Pharma AS - Monthly	(5,322)	4.07%	4/21/2025	(431,234)	32,449	32,449	—
JPMC - Zealand Pharma AS - Monthly	(1,458)	4.07%	4/14/2025	(107,517)	(1,733)	—	(1,733)
Finland
CITI - Neste OYJ - Monthly	(46,699)	4.07%	4/21/2025	(460,719)	29,789	29,789	—
France
CITI - Alstom SA - Monthly	(23,647)	4.07%	4/21/2025	(564,348)	43,242	43,242	—
CITI - Pernod Ricard SA - Monthly	(6,429)	4.07%	4/21/2025	(653,559)	19,149	19,149	—
CITI - Renault SA - Monthly	(9,444)	4.33%	4/21/2025	(501,741)	26,382	26,382	—
JPMC - Sartorius Stedim Biotech - Monthly	(2,232)	4.07%	4/14/2025	(455,364)	15,269	15,269	—
CITI - Societe Generale SA - Monthly	(16,714)	4.07%	4/21/2025	(774,360)	26,325	26,325	—
CITI - Teleperformance SE - Monthly	(3,539)	4.07%	4/21/2025	(353,197)	(698)	—	(698)
Hong Kong
CITI - Anhui Conch Cement Co. Ltd. - Monthly	(66,000)	4.03%	4/21/2025	(191,889)	5,291	5,291	—
CITI - China International Capital Corp. Ltd. - Monthly	(431,600)	4.03%	4/21/2025	(850,624)	45,269	45,269	—
JPMC - China International Capital Corp. Ltd. - Monthly	(6,000)	4.03%	4/14/2025	(11,950)	754	754	—
CITI - China Overseas Land & Investment Ltd. - Monthly	(102,000)	4.03%	4/21/2025	(185,019)	2,817	2,817	—
CITI - China Railway Group Ltd. - Monthly	(557,000)	4.18%	4/21/2025	(284,474)	38,953	38,953	—
CITI - China Resources Power Holdings Co. Ltd. - Monthly	(287,450)	4.03%	4/21/2025	(698,666)	16,746	16,746	—
JPMC - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	4.03%	4/14/2025	(4,403)	(24)	—	(24)
CITI - JD Health International, Inc. - Monthly	(131,750)	4.03%	4/21/2025	(564,407)	3,134	3,134	—
CITI - Kuaishou Technology - Monthly	(147,600)	4.03%	4/21/2025	(1,110,590)	79,669	79,669	—
CITI - Li Auto, Inc. - Monthly	(11,600)	4.18%	4/21/2025	(152,578)	4,922	4,922	—
CITI - Meituan - Monthly	(21,700)	4.18%	4/21/2025	(449,165)	14,688	14,688	—
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Hong Kong (continued)
CITI - MMG Ltd. - Monthly	(644,000)	4.03%	4/21/2025	(245,671)	$23,872	$23,872	$—
CITI - New Oriental Education & Technology Group, Inc. - Monthly	(67,700)	4.03%	4/21/2025	(323,988)	5,997	5,997	—
CITI - NIO, Inc. - Monthly	(31,140)	2.93%	4/21/2025	(139,010)	23,157	23,157	—
JPMC - PICC Property & Casualty Co. Ltd. - Monthly	(194,000)	4.04%	4/14/2025	(324,471)	(34,038)	—	(34,038)
CITI - Postal Savings Bank of China Co. Ltd. - Monthly	(905,000)	4.03%	4/21/2025	(614,724)	55,310	55,310	—
JPMC - Shandong Gold Mining Co. Ltd. - Monthly	(119,500)	4.03%	4/14/2025	(238,919)	(45,187)	—	(45,187)
CITI - Xinyi Glass Holdings Ltd. - Monthly	(97,000)	4.03%	4/21/2025	(98,883)	3,272	3,272	—
Italy
CITI - DiaSorin SpA - Monthly	(3,082)	4.07%	4/21/2025	(317,967)	13,037	13,037	—
CITI - Nexi SpA - Monthly	(84,401)	4.21%	4/21/2025	(466,991)	18,708	18,708	—
JPMC - Telecom Italia SpA - Monthly	(1,829,292)	4.07%	4/14/2025	(544,790)	(69,977)	—	(69,977)
Japan
CITI - Aeon Co. Ltd. - Monthly	(6,600)	4.23%	4/21/2025	(164,124)	(887)	—	(887)
CITI - Dentsu Group, Inc. - Monthly	(20,700)	4.23%	4/21/2025	(461,091)	7,041	7,041	—
CITI - DMG Mori Co. Ltd. - Monthly	(24,024)	4.08%	4/21/2025	(492,759)	29,465	29,465	—
CITI - Harmonic Drive Systems, Inc. - Monthly	(15,200)	4.18%	4/21/2025	(369,654)	49,420	49,420	—
JPMC - Harmonic Drive Systems, Inc. - Monthly	(1,700)	4.08%	4/14/2025	(48,929)	13,113	13,113	—
CITI - Hoshizaki Corp. - Monthly	(7,000)	4.23%	4/21/2025	(292,931)	23,553	23,553	—
CITI - IHI Corp. - Monthly	(2,400)	4.23%	4/21/2025	(172,910)	7,778	7,778	—
CITI - Kadokawa Corp. - Monthly	(6,900)	4.18%	4/21/2025	(168,495)	5,000	5,000	—
JPMC - Kansai Electric Power Co., Inc. - Monthly	(21,400)	4.18%	4/14/2025	(261,751)	8,857	8,857	—
CITI - Kawasaki Heavy Industries Ltd. - Monthly	(11,600)	4.23%	4/21/2025	(741,609)	51,131	51,131	—
CITI - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(10,600)	4.23%	4/21/2025	(410,757)	9,979	9,979	—
CITI - Kobe Bussan Co. Ltd. - Monthly	(16,600)	4.23%	4/21/2025	(380,744)	(9,272)	—	(9,272)
CITI - Lasertec Corp. - Monthly	(8,100)	4.23%	4/21/2025	(759,806)	75,041	75,041	—
CITI - MatsukiyoCocokara & Co. - Monthly	(30,700)	4.08%	4/21/2025	(485,293)	6,239	6,239	—
CITI - Mercari, Inc. - Monthly	(62,737)	4.23%	4/21/2025	(1,106,569)	121,532	121,532	—
JPMC - Mercari, Inc. - Monthly	(3)	4.08%	4/14/2025	(48)	1	1	—
CITI - Mitsubishi Heavy Industries Ltd. - Monthly	(11,700)	4.23%	4/21/2025	(207,545)	10,504	10,504	—
CITI - MonotaRO Co. Ltd. - Monthly	(11,700)	4.08%	4/21/2025	(211,057)	(7,162)	—	(7,162)
CITI - NEC Corp. - Monthly	(6,000)	4.23%	4/21/2025	(126,664)	856	856	—
CITI - Nippon Express Holdings, Inc. - Monthly	(862)	4.18%	4/21/2025	(16,065)	433	433	—
CITI - NTT Data Group Corp. - Monthly	(28,200)	4.18%	4/21/2025	(522,558)	18,402	18,402	—
CITI - Oji Holdings Corp. - Monthly	(89,700)	4.18%	4/21/2025	(388,465)	13,375	13,375	—
CITI - Rakuten Bank Ltd. - Monthly	(13,300)	4.18%	4/21/2025	(600,066)	29,547	29,547	—
JPMC - Rakuten Group, Inc. - Monthly	(62)	4.08%	4/14/2025	(383)	31	31	—
CITI - Rohm Co. Ltd. - Monthly	(25,300)	4.23%	4/21/2025	(264,283)	23,327	23,327	—
JPMC - Sapporo Holdings Ltd. - Monthly	(6,500)	4.08%	4/14/2025	(329,694)	(875)	—	(875)
CITI - Seibu Holdings, Inc. - Monthly	(12,200)	4.18%	4/21/2025	(297,674)	29,094	29,094	—
CITI - Seven & i Holdings Co. Ltd. - Monthly	(45,100)	4.18%	4/21/2025	(677,065)	26,680	26,680	—
JPMC - Sharp Corp. - Monthly	(54,700)	3.66%	4/14/2025	(355,889)	11,621	11,621	—
CITI - Sharp Corp. - Monthly	(7,000)	4.08%	4/21/2025	(45,837)	1,781	1,781	—
CITI - Shimano, Inc. - Monthly	(2,100)	4.18%	4/21/2025	(317,648)	23,839	23,839	—
CITI - SoftBank Group Corp. - Monthly	(15,800)	4.23%	4/21/2025	(865,503)	77,663	77,663	—
CITI - Square Enix Holdings Co. Ltd. - Monthly	(1,627)	4.08%	4/21/2025	(74,722)	(711)	—	(711)
JPMC - Square Enix Holdings Co. Ltd. - Monthly	(10,627)	4.08%	4/14/2025	(500,476)	7,775	7,775	—
CITI - SUMCO Corp. - Monthly	(73,700)	4.08%	4/21/2025	(564,291)	69,239	69,239	—
JPMC - SUMCO Corp. - Monthly	(1,100)	4.08%	4/14/2025	(8,737)	1,348	1,348	—
CITI - Sumitomo Metal Mining Co. Ltd. - Monthly	(14,600)	4.23%	4/21/2025	(336,627)	20,759	20,759	—
CITI - Tokyo Electric Power Co. Holdings, Inc. - Monthly	(168,100)	4.23%	4/21/2025	(513,594)	32,011	32,011	—
Mexico
CITI - Alfa SAB de CV - Monthly	(70,895)	3.49%	4/21/2025	(57,201)	1,980	1,980	—
Netherlands
CITI - ABN AMRO Bank NV - Monthly	(19,401)	4.07%	4/21/2025	(415,832)	9,692	9,692	—
JPMC - InPost SA - Monthly	(12,991)	4.07%	4/14/2025	(226,249)	36,613	36,613	—
Poland
CITI - ORLEN SA - Monthly	(34,423)	3.83%	4/21/2025	(618,119)	13,190	13,190	—
Republic of Korea
CITI - LG Energy Solution Ltd. - Monthly	(1,018)	3.98%	4/21/2025	(229,953)	(1,301)	—	(1,301)
CITI - POSCO Future M Co. Ltd. - Monthly	(1,315)	3.33%	4/21/2025	(122,311)	14,878	14,878	—
JPMC - POSCO Future M Co. Ltd. - Monthly	(1,782)	3.11%	4/14/2025	(180,985)	35,400	35,400	—
JPMC - POSCO Holdings, Inc. - Monthly	(738)	3.98%	4/14/2025	(157,784)	18,203	18,203	—
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Singapore
JPMC - SATS Ltd. - Monthly	(95,800)	4.03%	4/14/2025	(222,824)	$3,209	$3,209	$—
CITI - Seatrium Ltd. - Monthly	(176,600)	3.33%	4/21/2025	(284,190)	6,846	6,846	—
JPMC - Seatrium Ltd. - Monthly	(120,600)	3.20%	4/14/2025	(192,736)	3,337	3,337	—
South Africa
JPMC - Impala Platinum Holdings Ltd. - Monthly	(102,019)	3.93%	4/14/2025	(657,041)	(43,599)	—	(43,599)
Spain
CITI - Grifols SA - Monthly	(63,129)	4.07%	4/21/2025	(625,947)	66,341	66,341	—
Sweden
CITI - Beijer Ref AB - Monthly	(2,639)	4.07%	4/21/2025	(39,916)	3,003	3,003	—
JPMC - Beijer Ref AB - Monthly	(12,963)	4.07%	4/14/2025	(203,603)	22,283	22,283	—
Taiwan
CITI - Chailease Holding Co. Ltd. - Monthly	(83,965)	3.98%	4/21/2025	(312,487)	19,137	19,137	—
CITI - Formosa Chemicals & Fibre Corp. - Monthly	(180,000)	3.98%	4/21/2025	(153,858)	12,633	12,633	—
JPMC - Formosa Chemicals & Fibre Corp. - Monthly	(1,000)	3.98%	4/14/2025	(901)	116	116	—
CITI - Formosa Plastics Corp. - Monthly	(240,000)	3.33%	4/21/2025	(280,666)	16,107	16,107	—
CITI - Fubon Financial Holding Co. Ltd. - Monthly	(117,142)	4.23%	4/21/2025	(315,450)	14,503	14,503	—
CITI - Innolux Corp. - Monthly	(1,048,000)	3.98%	4/21/2025	(510,036)	33,421	33,421	—
CITI - Shin Kong Financial Holding Co. Ltd. - Monthly	(846,000)	3.98%	4/21/2025	(322,529)	11,673	11,673	—
United States
CITI - Albemarle Corp. - Monthly	(18,906)	4.18%	4/21/2025	(1,466,160)	104,550	104,550	—
JPMC - Alfa SAB de CV - Monthly	(184,946)	3.81%	4/14/2025	(150,494)	6,438	6,438	—
CITI - APA Corp. - Monthly	(89,213)	4.18%	4/21/2025	(1,859,199)	(16,058)	—	(16,058)
CITI - AppLovin Corp. - Monthly	(3,778)	4.18%	4/21/2025	(1,283,462)	282,405	282,405	—
JPMC - Atlantic Union Bankshares Corp. - Monthly	(1,685)	4.18%	4/14/2025	(54,358)	1,887	1,887	—
CITI - Axon Enterprise, Inc. - Monthly	(1,341)	4.18%	4/21/2025	(767,749)	62,450	62,450	—
JPMC - Brandywine Realty Trust - Monthly	(574)	4.18%	4/14/2025	(2,623)	63	63	—
CITI - Calumet, Inc. - Monthly	(4,324)	4.18%	4/21/2025	(54,785)	(43)	—	(43)
CITI - Canadian Pacific Kansas City Ltd. - Monthly	(10,969)	4.08%	4/21/2025	(805,496)	35,711	35,711	—
JPMC - Celanese Corp. - Monthly	(943)	4.18%	4/14/2025	(51,129)	(2,405)	—	(2,405)
CITI - CH Robinson Worldwide, Inc. - Monthly	(8,111)	4.18%	4/21/2025	(815,532)	(15,034)	—	(15,034)
CITI - Charles River Laboratories International, Inc. - Monthly	(4,782)	4.18%	4/21/2025	(794,522)	74,735	74,735	—
CITI - Charter Communications, Inc. - Monthly	(3,409)	4.18%	4/21/2025	(1,257,635)	1,316	1,316	—
CITI - Coca-Cola Europacific Partners PLC - Monthly	(8,569)	4.18%	4/21/2025	(717,997)	(27,764)	—	(27,764)
JPMC - Community Financial System, Inc. - Monthly	(1,576)	4.18%	4/14/2025	(89,249)	(362)	—	(362)
JPMC - Consumer Discretionary Select Sector SPDR Fund - Monthly	(4,560)	0.01%	4/14/2025	(901,517)	1,099	1,099	—
CITI - Corteva, Inc. - Monthly	(7,504)	4.18%	4/21/2025	(465,773)	(6,453)	—	(6,453)
JPMC - CVB Financial Corp. - Monthly	(4,077)	4.18%	4/14/2025	(77,626)	2,365	2,365	—
CITI - Diamondback Energy, Inc. - Monthly	(8,043)	4.18%	4/21/2025	(1,295,003)	9,089	9,089	—
CITI - Dollar General Corp. - Monthly	(3,329)	4.18%	4/21/2025	(282,581)	(10,138)	—	(10,138)
CITI - Dollar Tree, Inc. - Monthly	(2,871)	4.18%	4/21/2025	(203,741)	(11,785)	—	(11,785)
CITI - Enphase Energy, Inc. - Monthly	(6,073)	4.18%	4/21/2025	(377,498)	668	668	—
JPMC - Enphase Energy, Inc. - Monthly	(175)	4.18%	4/14/2025	(11,081)	222	222	—
CITI - Entain PLC - Monthly	(35,653)	4.08%	4/21/2025	(303,452)	37,348	37,348	—
CITI - Equifax, Inc. - Monthly	(1,495)	4.18%	4/21/2025	(362,949)	(1,174)	—	(1,174)
CITI - First Solar, Inc. - Monthly	(6,677)	4.18%	4/21/2025	(860,131)	15,958	15,958	—
CITI - Flowco Holdings, Inc. - Monthly	(14,247)	4.18%	4/21/2025	(371,636)	6,201	6,201	—
CITI - Henry Schein, Inc. - Monthly	(7,195)	4.18%	4/21/2025	(509,118)	16,333	16,333	—
CITI - Intel Corp. - Monthly	(19,883)	4.18%	4/21/2025	(481,566)	30,023	30,023	—
CITI - International Business Machines Corp. - Monthly	(6,161)	4.18%	4/21/2025	(1,530,954)	(1,040)	—	(1,040)
CITI - International Paper Co. - Monthly	(19,107)	4.18%	4/21/2025	(1,011,887)	(7,472)	—	(7,472)
JPMC - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	3.75%	4/14/2025	(2,647,145)	—	—	—
CITI - JD Sports Fashion PLC - Monthly	(383,737)	4.08%	4/21/2025	(365,354)	28,779	28,779	—
BCLY - Karman Holdings, Inc. - Monthly	(22,513)	0.01%	4/25/2025	(844,463)	92,078	92,078	—
CITI - Kenvue, Inc. - Monthly	(77,132)	4.18%	4/21/2025	(1,802,575)	(47,051)	—	(47,051)
CITI - Lamb Weston Holdings, Inc. - Monthly	(32,826)	4.18%	4/21/2025	(1,770,306)	20,680	20,680	—
JPMC - Lamb Weston Holdings, Inc. - Monthly	(1,104)	4.18%	4/14/2025	(57,927)	(916)	—	(916)
CITI - Las Vegas Sands Corp. - Monthly	(18,308)	4.18%	4/21/2025	(759,782)	52,544	52,544	—
CITI - LKQ Corp. - Monthly	(39,278)	4.18%	4/21/2025	(1,606,863)	(64,023)	—	(64,023)
CITI - McDonald's Corp. - Monthly	(1,261)	4.18%	4/21/2025	(391,972)	(1,927)	—	(1,927)
CITI - Molina Healthcare, Inc. - Monthly	(1,847)	4.18%	4/21/2025	(577,465)	(30,919)	—	(30,919)
CITI - Norfolk Southern Corp. - Monthly	(3,159)	4.18%	4/21/2025	(744,102)	(4,107)	—	(4,107)
CITI - NU Holdings Ltd. - Monthly	(175,089)	4.18%	4/21/2025	(2,046,790)	253,879	253,879	—
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CITI - O'Reilly Automotive, Inc. - Monthly	(598)	4.18%	4/21/2025	(817,804)	$(38,879)	$—	$(38,879)
CITI - Parker-Hannifin Corp. - Monthly	(1,645)	4.18%	4/21/2025	(1,057,044)	57,131	57,131	—
JPMC - Provident Financial Services, Inc. - Monthly	(5,739)	4.18%	4/14/2025	(94,521)	(4,017)	—	(4,017)
JPMC - ServisFirst Bancshares, Inc. - Monthly	(1,384)	4.18%	4/14/2025	(114,346)	28	28	—
CITI - Smurfit WestRock PLC - Monthly	(46,760)	4.18%	4/21/2025	(2,105,135)	(1,870)	—	(1,870)
CITI - SPDR S&P Oil & Gas Exploration & Production ETF - Monthly	(1,539)	3.63%	4/21/2025	(203,917)	1,216	1,216	—
JPMC - SPDR S&P Oil & Gas Exploration & Production ETF - Monthly	(7,209)	4.48%	4/14/2025	(883,318)	(66,179)	—	(66,179)
CITI - Super Micro Computer, Inc. - Monthly	(18,415)	4.18%	4/21/2025	(768,274)	137,744	137,744	—
CITI - Western Digital Corp. - Monthly	(23,690)	4.18%	4/21/2025	(1,048,966)	91,179	91,179	—
Total Short Equities						$3,552,214	$(776,901)
Total CFD Swap Contracts						$3,666,366	$(814,207)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[7] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[8] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CSI–Credit Suisse International
CVR–Contingent Value Rights
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ESTR12M–Euro short-term rate 12 Month
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
ITRAXX.XO–Markit iTraxx Crossover Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
PRIME03M–3 Month Federal Reserve Prime Lending Rate
PRIBOR06M–Prague Interbank Offered Rate 6 Month
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SGD–Singapore Dollar
SOC–Societe Generale
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME12M–12 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
yr–Year
ZAR–South African Rand
LVIP BlackRock Global Allocation Fund–57